UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds

(Exact name of registrant as specified in charter)
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Address of principal executive offices) (Zip code)
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

(Name and address of agent for service)
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2008
Date of reporting period: June 30, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 — 12-14 of Regulation S-X [17 CFR 210.12-12 — 12-14]. The schedules need not be audited.

ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.8%)
16,200	Aaron Rents, Inc.(b)	$361,746
30,900	Abercrombie & Fitch Co. — Class A	1,936,812
34,700	Advance Auto Parts, Inc.	1,347,401
57,600	Aeropostale, Inc.(a)(b)	1,804,608
18,900	Amazon.com, Inc.(a)(b)	1,385,937
84,200	Asbury Automotive Group, Inc.	1,081,970
89,700	AutoNation, Inc.(a)	898,794
23,900	AutoZone, Inc.(a)	2,892,139
20,100	Bed Bath & Beyond, Inc.(a)(b)	564,810
71,300	Best Buy Co., Inc.(b)	2,823,480
35,800	BorgWarner, Inc.	1,588,804
101,200	Brown Shoe Co., Inc.	1,371,260
95,400	Cache, Inc.(a)	1,020,780
67,500	Coach, Inc.(a)(b)	1,949,400
96,700	Corinthian Colleges, Inc.(a)(b)	1,122,687
37,100	DeVry, Inc.(b)	1,989,302
34,800	Dollar Tree, Inc.(a)	1,137,612
76,100	Ethan Allen Interiors, Inc.(b)	1,872,060
114,700	Foot Locker, Inc.	1,428,015
99,600	Fred’s, Inc. — Class A	1,119,504
25,600	GameStop Corp. — Class A(a)	1,034,240
38,200	Guess, Inc.	1,430,590
56,100	H&R Block, Inc.	1,200,540
45,400	Harley-Davidson, Inc.	1,646,204
28,800	Hibbett Sports, Inc.(a)(b)	607,680
11,700	J.C. Penney Co., Inc.	424,593
57,900	Johnson Controls, Inc.	1,660,572
44,000	Kohl’s Corp.(a)(b)	1,761,760
27,900	LKQ Corp.(a)(b)	504,153
136,100	Lowe’s Cos., Inc.(b)	2,824,075
20,300	Macy’s, Inc.	394,226
23,300	Matsushita Electric Industrial Co., Ltd. — ADR	499,086
14,000	Mohawk Industries, Inc.(a)(b)	897,400
39,120	Nike, Inc. — Class B	2,331,943
25,300	Nordstrom, Inc.(b)	766,590
44,500	O’Reilly Automotive, Inc.(a)(b)	994,575
72,500	Oxford Industries, Inc.	1,388,375
79,000	Perry Ellis International, Inc.(a)	1,676,380
27,400	Polo Ralph Lauren Corp.	1,720,172
11,900	Priceline.com, Inc.(a)(b)	1,373,974
138,500	Quiksilver, Inc.(a)	1,360,070
113,600	Rent-A-Center, Inc.(a)	2,336,752
54,700	Ross Stores, Inc.	1,942,944
98,450	Staples, Inc.	2,338,188
65,600	Target Corp.	3,049,744
85,000	The Finish Line, Inc. — Class A(a)	739,500
159,000	The Home Depot, Inc.	3,723,780
87,800	TJX Cos., Inc.(b)	2,763,066
64,500	Toll Brothers, Inc.(a)	1,208,085
83,100	Urban Outfitters, Inc.(a)	2,591,889
27,200	V.F. Corp.	1,936,096
55,800	Volcom, Inc.(a)(b)	1,335,294

Total Common Stocks (Cost $85,609,103)		80,159,657
Short-Term Investments (3.2%)
$2,659,378	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	2,659,378

Total Short-Term Investments (Cost $2,659,378)		2,659,378

Other Securities (30.4%)
25,113,255	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	25,113,255

Total Other Securities (Cost $25,113,255)		25,113,255
Total Investments 130.4% (Cost $113,381,736)		107,932,290
Liabilities Less Other Assets (30.4)%		(25,147,288)

Net Assets 100.0%		$82,785,002

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.6%)
200,200	Apache Corp.	$27,827,800
169,300	Atwood Oceanics, Inc.(a)	21,050,762
632,400	Bois d’Arc Energy, Inc.(a)	15,373,644
99,900	Burlington Northern Santa Fe Corp.	9,979,011
251,600	Cameron International Corp.(a)	13,926,060
610,900	Chevron Corp.	60,558,517
671,800	ConocoPhillips	63,411,202
154,500	Diamond Offshore Drilling, Inc.	21,497,130
301,300	EnPro Industries, Inc.(a)(b)	11,250,542
917,900	Exxon Mobil Corp.	80,894,527
164,100	FMC Technologies, Inc.(a)	12,624,213
58,700	Frontline, Ltd.(b)	4,096,086
837,000	General Maritime Corp.(b)	21,745,260
242,300	GulfMark Offshore, Inc.(a)(b)	14,097,014
672,600	Halliburton Co.(b)	35,694,882
240,200	Knightsbridge Tankers, Ltd.(b)	7,736,842
126,200	Massey Energy Co.	11,831,250
355,100	Murphy Oil Corp.	34,817,555
365,700	Nabors Industries, Ltd.(a)(b)	18,003,411
285,000	National Oilwell Varco, Inc.(a)	25,285,200
291,500	Noble Corp.	18,935,840
249,800	Nordic American Tanker Shipping, Ltd.	9,697,236
337,600	Occidental Petroleum Corp.	30,336,736
369,700	Schlumberger, Ltd.	39,716,871
214,100	Smith International, Inc.(b)	17,800,274
149,400	Superior Energy Services, Inc.(a)	8,237,916
179,790	Transocean, Inc.(a)(b)	27,398,198
195,300	Unit Corp.(a)	16,204,041
148,100	Walter Industries, Inc.	16,108,837
551,196	Weatherford International, Ltd.(a)	27,333,809

Total Common Stocks (Cost $531,824,825)		723,470,666
Short-Term Investments (0.8%)
$5,689,324	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	5,689,324

Total Short-Term Investments (Cost $5,689,324)		5,689,324
Other Securities (13.9%)
102,410,758	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	102,410,758

Total Other Securities (Cost $102,410,758)		102,410,758
Total Investments 113.3% (Cost $639,924,907)		831,570,748
Liabilities Less Other Assets (13.3)%		(97,872,580)

Net Assets 100.0%		$733,698,168

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.
Schedule of Investments

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.9%)
110,200	Aflac, Inc.	$6,920,560
219,400	Allianz SE — ADR	3,828,530
158,600	Annaly Capital Management, Inc. — REIT	2,459,886
479,600	Anthracite Capital, Inc. — REIT	3,376,384
257,800	Anworth Mortgage Asset Corp. — REIT	1,678,278
212,300	Assured Guaranty, Ltd.	3,819,277
53,200	Automatic Data Processing, Inc.	2,229,080
118,700	Banco Santander Central Hispano S.A. — ADR	2,159,153
214,400	Bank of America Corp.	5,117,728
62,100	Bank of New York Mellon Corp.	2,349,243
113,600	Capital One Financial Corp.	4,317,936
56,400	Cash America International, Inc.	1,748,400
470,700	Citigroup, Inc.	7,888,932
105,300	Credicorp, Ltd.	8,647,236
120,900	Discover Financial Services	1,592,253
275,200	EZCORP, Inc. — Class A(a)	3,508,800
81,400	Fannie Mae	1,588,114
254,900	First Cash Financial Services, Inc.(a)	3,820,951
81,500	Freddie Mac	1,336,600
326,400	Global Cash Access Holdings, Inc.(a)	2,239,104
79,700	Heartland Payment Systems, Inc.	1,880,920
179,000	ING Group N.V. — ADR	5,647,450
10,800	InterContinental Exchange, Inc.(a)	1,231,200
139,500	Invesco, Ltd.	3,345,210
106,900	iStar Financial, Inc.	1,412,149
241,500	JPMorgan Chase & Co.	8,285,865
25,800	M&T Bank Corp.	1,819,932
51,400	Manulife Financial Corp.	1,784,094
5,800	Mastercard, Inc. — Class A	1,540,016
45,400	MetLife, Inc.	2,395,758
153,900	Morgan Stanley	5,551,173
27,900	PNC Financial Services Group, Inc.	1,593,090
50,700	Portfolio Recovery Associates, Inc.(a)	1,901,250
134,200	Redwood Trust, Inc. — REIT	3,058,418
215,000	SLM Corp.(a)	4,160,250
83,400	StanCorp Financial Group, Inc.	3,916,464
116,300	TD Ameritrade Holding Corp.(a)	2,103,867
104,100	The Charles Schwab Corp.	2,138,214
30,800	The Goldman Sachs Group, Inc.	5,386,920
45,500	The Hanover Insurance Group, Inc.	1,933,750
178,100	U.S. Bancorp	4,967,209
20,200	Visa, Inc. — Class A(a)	1,642,462
102,200	Waddell & Reed Financial, Inc. — Class A	3,578,022
128,300	Washington Federal, Inc.	2,322,230
203,200	Wells Fargo & Co.	4,826,000
154,700	World Acceptance Corp.(a)	5,208,749
61,400	Zenith National Insurance Corp.	2,158,824

Total Common Stocks (Cost $178,153,636)		156,415,931
Short-Term Investments (1.2%)
$1,980,812	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	1,980,812

Total Short-Term Investments (Cost $1,980,812)		1,980,812

Underlying Security/
Expiration Date/
Exercise Price	Contracts*	Value

Call Options Purchased (0.1%)
JPMorgan Chase & Co., Expiration January 2009, Exercise price $42.50	1,300	$202,150

Total Call Options Purchased (Cost $867,600)		202,150
Total Investments 99.2% (Cost $181,002,048)		158,598,893
Other Assets Less Liabilities 0.8%		1,307,555

Net Assets 100.0%		$159,906,448

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.5%)
50,000	Aflac, Inc.	$3,140,000
125,434	Amedisys, Inc.(a)(b)	6,324,382
125,000	AmerisourceBergen Corp.	4,998,750
200,500	Amgen, Inc.(a)(b)	9,455,580
35,000	Baxter International, Inc.	2,237,900
30,000	C.R. Bard, Inc.(b)	2,638,500
75,000	Cardinal Health, Inc.	3,868,500
85,000	Celgene Corp.(a)	5,428,950
70,000	Cephalon, Inc.(a)(b)	4,668,300
23,500	Colgate-Palmolive Co.	1,623,850
75,000	Community Health Systems, Inc.(a)	2,473,500
35,000	Covance, Inc.(a)	3,010,700
125,000	Cubist Pharmaceuticals, Inc.(a)	2,232,500
70,000	CVS Caremark Corp.	2,769,900
162,500	Eli Lilly & Co.	7,501,000
50,000	Express Scripts, Inc.(a)	3,136,000
77,500	Forest Laboratories, Inc.(a)	2,692,350
30,000	Fresenius Medical Care AG & Co. KGaA - ADR(b)	1,646,700
60,000	Genentech, Inc.(a)	4,554,000
100,000	Genzyme Corp.(a)	7,202,000
90,000	Henry Schein, Inc.(a)(b)	4,641,300
80,000	IDEX Corp.	2,947,200
265,300	Johnson & Johnson, Inc.	17,069,402
26,700	Kimberly-Clark Corp.	1,596,126
100,000	Laboratory Corp. of America Holdings(a)	6,963,000
125,000	McKesson Corp.	6,988,750
85,000	MedcoHealth Solutions, Inc.(a)	4,012,000
90,000	Medtronic, Inc.	4,657,500
100,000	Owens & Minor, Inc.(b)	4,569,000
115,000	PerkinElmer, Inc.	3,202,750
194,300	Pfizer, Inc.	3,394,421
45,000	Pharmaceutical Product Development, Inc.	1,930,500
150,000	PSS World Medical, Inc.(a)(b)	2,445,000
60,000	Quality Systems, Inc.(b)	1,756,800
55,000	St. Jude Medical, Inc.(a)	2,248,400
100,000	Teva Pharmaceutical Industries, Ltd. - ADR(b)	4,580,000
17,500	Thermo Electron Corp.(a)	975,275
60,000	VCA Antech, Inc.(a)(b)	1,666,800
50,000	Walgreen Co.	1,625,500

Total Common Stocks (Cost $157,465,908)		158,873,086
Short-Term Investments (1.5%)
$2,518,946	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	2,518,946

Total Short-Term Investments (Cost $2,518,946)		2,518,946
Other Securities (26.4%)
42,982,161	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	42,982,161

Total Other Securities (Cost $42,982,161)		42,982,161
Total Investments 125.4% (Cost $202,967,015)		204,374,193
Liabilities Less Other Assets (25.4)%		(41,385,633)

Net Assets 100.0%		$162,988,560

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.7%)
25,000	ABM Industries, Inc.(b)	$556,250
35,000	Actuant Corp. — Class A(b)	1,097,250
40,000	Acuity Brands, Inc.(b)	1,923,200
35,000	American Railcar Industries, Inc.(b)	587,300
30,000	AMETEK, Inc.	1,416,600
80,000	Apogee Enterprises, Inc.	1,292,800
50,000	Arkansas Best Corp.(b)	1,832,000
70,000	Astec Industries, Inc.(a)	2,249,800
25,000	Belden, Inc.(b)	847,000
35,000	Burlington Northern Santa Fe Corp.	3,496,150
33,700	Canadian National Railway Co. — ADR	1,620,296
50,000	Caterpillar, Inc.	3,691,000
100,000	Celadon Group, Inc.(a)	999,000
45,000	Con-Way, Inc.(b)	2,126,700
50,000	Cooper Industries, Ltd. — Class A(b)	1,975,000
30,000	CSX Corp.	1,884,300
57,000	Cummins, Inc.	3,734,640
25,000	Danaher Corp.(b)	1,932,500
17,000	Diana Shipping, Inc.(b)	522,070
20,000	Dover Corp.	967,400
25,000	DryShips, Inc.(b)	2,004,500
57,900	Dynamex, Inc.(a)	1,552,299
8,600	Eaton Corp.	730,742
25,000	EnPro Industries, Inc.(a)(b)	933,500
16,000	Esterline Technologies Corp.(a)	788,160
10,000	FedEx Corp.	787,900
50,000	GATX Corp.	2,216,500
15,000	Genco Shipping & Trading, Ltd.(b)	978,000
400,000	General Electric Co.	10,676,000
100,000	Gibraltar Industries, Inc.	1,597,000
125,000	Houston Wire & Cable Co.	2,487,500
31,500	Illinois Tool Works, Inc.	1,496,565
60,000	Kennametal, Inc.	1,953,000
50,000	Kforce, Inc.(a)	424,500
35,000	Kirby Corp.(a)(b)	1,680,000
20,000	L-3 Communications Holdings, Inc.	1,817,400
28,000	Lockheed Martin Corp.	2,762,480
30,000	Manpower, Inc.	1,747,200
63,000	Masco Corp.	990,990
20,000	Moog, Inc. — Class A(a)	744,800
60,000	MSC Industrial Direct Co., Inc. — Class A(b)	2,646,600
100,000	Navios Maritime Holdings, Inc.(b)	969,000
90,000	NCI Building Systems, Inc.(a)(b)	3,305,700
54,300	Norfolk Southern Corp.	3,402,981
50,000	Old Dominion Freight Line, Inc.(a)	1,501,000
200,000	Pacer International, Inc.	4,302,000
15,000	Parker Hannifin Corp.	1,069,800
10,000	Precision Castparts Corp.	963,700
35,000	Raytheon Co.	1,969,800
18,000	Robert Half International, Inc.	431,460
20,000	Rockwell Collins, Inc.(b)	959,200
35,000	Roper Industries, Inc.	2,305,800
35,000	Ryder System, Inc.	2,410,800
100,000	Saia, Inc.(a)	1,092,000
38,400	Simpson Manufacturing Co., Inc.(b)	911,616
30,000	Solarfun Power Holdings Co., Ltd. - ADR(a)(b)	525,000
27,500	Textron, Inc.	1,318,075
39,300	The Manitowoc Co., Inc.	1,278,429
35,000	TrueBlue, Inc.(a)	462,350
60,000	Union Pacific Corp.	4,530,000
10,000	United Parcel Service, Inc. — Class B	614,700
55,000	United Technologies Corp.	3,393,500
33,100	Universal Forest Products, Inc.	991,676
30,000	W.W. Grainger, Inc.	2,454,000
30,000	Walter Industries, Inc.	3,263,100
70,000	Watsco, Inc.(b)	2,926,000
20,000	Watts Water Technologies, Inc. — Class A(b)	498,000
70,000	WESCO International, Inc.(a)	2,802,800
40,000	Yingli Green Energy Holding Co., Ltd. - ADR(a)(b)	636,800
150,000	YRC Worldwide, Inc.(a)(b)	2,230,500

Total Common Stocks (Cost $131,114,271)		129,286,679
Short-Term Investments (0.8%)
$1,004,824	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	1,004,824

Total Short-Term Investments (Cost $1,004,824)		1,004,824

Other Securities (25.5%)
33,366,282	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	33,366,282

Total Other Securities (Cost $33,366,282)		33,366,282

Total Investments 124.9% (Cost $165,485,377)		163,657,785

Liabilities Less Other Assets (24.9)%		(32,656,003)

Net Assets 100.0%		$131,001,782

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.2%)
88,600	Accenture, Ltd. — Class A	$3,607,792
156,100	Altera Corp.(b)	3,231,270
108,600	ATMI, Inc.(a)	3,032,112
84,900	AU Optronics Corp. — ADR(b)	1,344,816
50,000	Bankrate, Inc.(a)(b)	1,953,500
74,300	Canon, Inc. — ADR(b)	3,804,903
180,400	Cisco Systems, Inc.(a)	4,196,104
80,400	Cognex Corp.	1,853,220
152,100	Cognizant Technology Solutions Corp.(a)	4,944,771
82,900	CommScope, Inc.(a)	4,374,633
52,800	Commvault Systems, Inc.(a)	878,592
68,300	Computer Sciences Corp.(a)	3,199,172
45,900	Daktronics, Inc.	925,803
265,400	Dell, Inc.(a)	5,806,952
62,300	Diodes, Inc.(a)(b)	1,721,972
65,000	Fiserv, Inc.(a)	2,949,050
199,800	Flextronics International, Ltd.(a)	1,878,120
149,600	Gartner, Inc.(a)	3,099,712
20,900	Google, Inc. — Class A(a)	11,002,178
77,100	Harris Corp.	3,892,779
34,300	Heartland Payment Systems, Inc.(b)	809,480
75,100	Hewlett-Packard Co.	3,320,171
739,400	Intel Corp.	15,882,312
118,900	International Business Machines Corp.	14,093,217
165,400	Jabil Circuit, Inc.	2,714,214
96,700	Linear Technology Corp.(b)	3,149,519
13,000	Mastercard, Inc. — Class A(b)	3,451,760
141,900	Microsemi Corp.(a)(b)	3,573,042
366,800	Microsoft Corp.	10,090,668
40,000	NDS Group PLC — ADR(a)	2,368,000
54,900	Open Text Corp.(a)(b)	1,762,290
343,100	Oracle Corp.(a)	7,205,100
98,100	Polycom, Inc.(a)	2,389,716
98,400	QUALCOMM, Inc.	4,366,008
32,100	Research In Motion, Ltd.(a)	3,752,490
27,200	SAP AG — ADR(b)	1,417,392
18,700	Sina Corp.(a)	795,685
35,100	Sohu.com, Inc.(a)	2,472,444
121,700	Sykes Enterprises, Inc.(a)	2,295,262
174,500	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR(b)	1,903,795
137,500	The9, Ltd. — ADR(a)(b)	3,104,750
42,000	Visa, Inc. — Class A(a)	3,415,020
119,700	Western Digital Corp.(a)(b)	4,133,241
103,800	Xilinx, Inc.(b)	2,620,950

Total Common Stocks (Cost $161,158,219)		168,783,977
Short-Term Investments (0.9%)
$1,571,593	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.60%, 07/01/08#	1,571,593

Total Short-Term Investments (Cost $1,571,593)		1,571,593

Other Securities (18.7%)
31,775,489	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	31,775,489

Total Other Securities (Cost $31,775,489)		31,775,489

Total Investments 118.8% (Cost $194,505,301)		202,131,059

Liabilities Less Other Assets (18.8)%		(31,917,144)

Net Assets 100.0%		$170,213,915

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON LEISURE AND CONSUMER STAPLES FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.4%)
19,700	Anheuser-Busch Cos., Inc.	$1,223,764
20,500	Avon Products, Inc.	738,410
19,700	Bob Evans Farms, Inc.(b)	563,420
44,600	Brinker International, Inc.	842,940
9,400	British American Tobacco PLC — ADR	650,950
16,600	Buffalo Wild Wings, Inc.(a)(b)	412,178
14,500	CBRL Group, Inc.(b)	355,395
18,500	Central European Distribution Corp.(a)(b)	1,371,775
4,000	CF Industries Holdings, Inc.	611,200
12,400	Church & Dwight Co., Inc.(b)	698,740
50,800	Comcast Corp. — Class A	963,676
18,000	ConAgra Foods, Inc.	347,040
6,800	Ctrip.com International, Ltd. — ADR	311,304
35,000	CVS Caremark Corp.	1,384,950
44,700	Darden Restaurants, Inc.	1,427,718
33,300	DISH Network Corp. — Class A(a)	975,024
9,100	Fomento Economico Mexicano S.A.B. de C.V. — ADR	414,141
7,100	GameStop Corp. — Class A(a)	286,840
10,200	H.J. Heinz Co.	488,070
14,800	Harley-Davidson, Inc.	536,648
9,100	Hasbro, Inc.	325,052
13,200	Hibbett Sports, Inc.(a)(b)	278,520
9,900	Hormel Foods Corp.	342,639
9,800	Kimberly-Clark Corp.	585,844
29,100	Kroger Co.	840,117
16,600	Life Time Fitness, Inc.(a)(b)	490,530
18,500	Marriott International, Inc. — Class A	485,440
38,200	Mattel, Inc.	653,984
9,000	McCormick & Co., Inc.	320,940
44,100	McCormick & Schmick’s Seafood Restaurants, Inc.(a)	425,124
22,300	Molson Coors Brewing Co. — Class B	1,211,559
9,300	Monsanto Co.	1,175,892
33,736	News Corp. — Class A	507,389
12,800	PepsiCo, Inc.	813,952
25,100	Polaris Industries, Inc.(b)	1,013,538
40,100	Pool Corp.(b)	712,176
26,200	Procter & Gamble Co.	1,593,222
46,100	Rentrak Corp.(a)	649,088
8,200	Royal Caribbean Cruises, Ltd.(b)	184,254
51,500	Ruby Tuesday, Inc.	278,100
22,000	Sonic Corp.(a)(b)	325,600
24,300	Starbucks Corp.(a)	382,482
21,600	SUPERVALU, Inc.	667,224
45,400	The DIRECTV Group, Inc.(a)	1,176,314
54,170	The Walt Disney Co.	1,690,104
19,400	The9, Ltd. — ADR(a)(b)	438,052
12,800	Unilever PLC — ADR	363,648
14,800	Vail Resorts, Inc.(a)(b)	633,884
30,600	Valassis Communications, Inc.(a)(b)	383,112
27,600	Viacom, Inc. — Class B(a)	842,904
41,800	Wal-Mart Stores, Inc.	2,349,160
4,000	Wimm-Bill-Dann Foods OJSC — ADR(a)(b)	420,880

Total Common Stocks (Cost $37,870,408)		37,164,907

Short-Term Investments (2.9%)
$1,100,072	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.60%, 07/01/08#	1,100,072

Total Short-Term Investments (Cost $1,100,072)		1,100,072

Other Securities (20.3%)
7,765,501	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	7,765,501

Total Other Securities (Cost $7,765,501)		7,765,501

Total Investments 120.6% (Cost $46,735,981)		46,030,480

Liabilities Less Other Assets (20.6)%		(7,858,805)

Net Assets 100.0%		$38,171,675

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.3%)
37,000	Agrium, Inc.(b)	$3,978,980
95,000	Air Products & Chemical, Inc.	9,391,700
40,000	Airgas, Inc.	2,335,600
75,000	Albemarle Corp.	2,993,250
305,000	Alcoa, Inc.	10,864,100
25,000	Allegheny Technologies, Inc.	1,482,000
35,000	ArcelorMittal — Class A(b)	3,467,450
90,000	Arch Chemicals, Inc.	2,983,500
65,000	Ashland, Inc.	3,133,000
60,000	Bemis Co., Inc.	1,345,200
15,000	Burlington Northern Santa Fe Corp.	1,498,350
100,000	Cabot Corp.	2,431,000
162,901	Cemex S.A.B. de C.V — ADR(a)(b)	4,023,655
45,000	CF Industries Holdings, Inc.	6,876,000
125,000	Companhia Vale do Rio Doce — ADR(b)	4,477,500
67,000	CRH PLC — ADR(b)	1,912,180
20,000	Crown Holdings, Inc.(a)	519,800
5,600	Diamond Offshore Drilling, Inc.	779,184
250,000	Dow Chemical Co.(b)	8,727,500
150,000	Freeport-McMoRan Copper & Gold, Inc. - Class B	17,578,500
56,400	Greif, Inc. — Class A(b)	3,611,292
107,000	Hercules, Inc.	1,811,510
30,000	International Flavors & Fragrances, Inc.	1,171,800
72,000	Lafarge S.A. — ADR(b)	2,761,963
45,000	Lubrizol Corp.	2,084,850
260,000	Monsanto Co.	32,874,400
12,400	Norfolk Southern Corp.	777,108
110,000	Nucor Corp.	8,213,700
30,000	Old Dominion Freight Line, Inc.(a)(b)	900,600
35,000	Pactiv Corp.(a)	743,050
15,000	Potash Corp of Saskatchewan, Inc.	3,428,550
50,000	PPG Industries, Inc.	2,868,500
100,000	RPM International, Inc.	2,060,000
15,000	Ryder System, Inc.	1,033,200
100,000	Sealed Air Corp.	1,901,000
120,000	Sonoco Products Co.	3,714,000
80,000	Terra Industries, Inc.	3,948,000
15,000	Texas Industries, Inc.(b)	841,950
30,000	The Mosaic Co.(a)	4,341,000
100,000	The Valspar Corp.	1,891,000
4,026	Transocean, Inc.(a)(b)	613,522
20,000	Union Pacific Corp.	1,510,000
20,000	United States Steel Corp.	3,695,600
40,000	Worthington Industries, Inc.(b)	820,000
85,000	YRC Worldwide, Inc.(a)(b)	1,263,950

Total Common Stocks (Cost $159,447,504)		179,678,994

Short-Term Investments (1.4%)
$2,446,650	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	2,446,650

Total Short-Term Investments (Cost $2,446,650)		2,446,650

Other Securities (18.5%)
33,478,805	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	33,478,805

Total Other Securities (Cost $33,478,805)		33,478,805

Total Investments 119.2% (Cost $195,372,959)		215,604,449

Liabilities Less Other Assets (19.2)%		(34,705,969)

Net Assets 100.0%		$180,898,480

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (97.7%)
50,000	Allegheny Energy, Inc.	$2,505,500
29,606	America Movil S.A.B. de C.V. — ADR	1,561,717
70,000	American Electric Power Co., Inc.	2,816,100
525,000	AT&T, Inc.	17,687,250
5,000	China Mobile, Ltd. — ADR	334,750
30,000	Cisco Systems, Inc.(a)	697,800
10,000	Companhia de Saneamento Basico do Estado de Sao Paulo — ADR	511,600
30,000	Constellation Energy Group, Inc.	2,463,000
62,200	Dominion Resources, Inc. of Virginia	2,953,878
96,000	Edison International	4,932,480
75,000	El Paso Electric Co.(a)	1,485,000
15,500	Entergy Corp.	1,867,440
10,000	First Energy Corp.	823,300
43,000	FPL Group, Inc.	2,819,940
30,000	France Telecom S.A. — ADR	888,900
15,000	Harris Corp.	757,350
13,800	L-3 Communications Holdings, Inc.	1,254,006
8,000	Lockheed Martin Corp.	789,280
20,000	MetroPCS Communications, Inc.(a)	354,200
3,000	Millicom International Cellular S.A.	310,500
12,500	Mirant Corp.(a)	489,375
3,000	Mobile TeleSystems — ADR	229,830
8,500	NII Holdings, Inc.(a)	403,665
26,000	Pepco Holdings, Inc.	666,900
78,500	Premiere Global Services, Inc.(a)	1,144,530
20,000	Progress Energy, Inc.	836,600
100,000	Public Service Enterprise Group, Inc.	4,593,000
9,500	Rogers Communications, Inc. — Class B	367,270
16,000	RWE AG — ADR	2,015,440
52,300	Southern Co.	1,826,316
20,000	Swisscom AG — ADR	669,056
25,100	Tele Norte Leste Participacoes S.A. — ADR	625,241
19,966	Telefonica S.A. — ADR	1,588,894
39,300	Telefonos de Mexico S.A.B. de C.V. — ADR	930,624
35,000	Telenor ASA — ADR	1,974,889
22,500	The AES Corp.(a)	432,225
12,500	TransAlta Corp.	453,000
130,000	Verizon Communications, Inc.	4,602,000
10,000	Vimpel-Communications — ADR	296,800
60,000	Xcel Energy, Inc.	1,204,200

Total Common Stocks (Cost $70,377,418)		73,163,846

Short-Term Investments (2.1%)
$1,600,254	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.60%, 07/01/08#	1,600,254

Total Short-Term Investments (Cost $1,600,254)		1,600,254

Total Investments 99.8% (Cost $71,977,672)		74,764,100
Other Assets Less Liabilities 0.2%		180,154

Net Assets 100.0%		$74,944,254

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
June 30, 2008 (unaudited)

1. Organization

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Leisure and Consumer Staples Fund (“Leisure and Consumer Staples Fund”), ICON Materials Fund (“Materials Fund”), and ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. There are eight other active Funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

The Funds invest primarily in securities of companies whose principal business activities fall within specific sectors and industries. Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of each Fund is to provide long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment in a non-diversified sector fund may involve greater risk and volatility than a diversified fund. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure

Notes to Schedules of Investments

involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

 Notes to Schedules of Investments

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2008.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Notes to Schedules of Investments

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Financial Fund purchased call options during the period ended June 30, 2008.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

As of June 30, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$23,926,700	$25,113,255
ICON Energy Fund	99,490,469	102,410,758
ICON Healthcare Fund	41,988,240	42,982,161
ICON Industrials Fund	31,889,437	33,366,282
ICON Information Technology Fund	30,778,313	31,775,489
ICON Leisure and Consumer Staples Fund	7,475,145	7,765,501
ICON Materials Fund	32,726,471	33,478,805

The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2008.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds did not record any liabilities for unrecognized tax benefits in connection with the adoption of FIN 48. At June 30, 2008, the Funds have

 Notes to Schedules of Investments

recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Schedules of Investments

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (84.5%)
$220,000	Ace INA Holdings, Inc.	8.88%	08/15/29	$255,936
2,000,000	Alabama Power Co.(a)	2.83%	08/25/09	1,992,854
1,000,000	Allied Waste North America	6.50%	11/15/10	1,000,000
275,000	Allied Waste North America	5.75%	02/15/11	270,188
2,150,000	American Express Centurion Bank(a)	2.64%	12/17/09	2,125,924
1,800,000	American Express Credit Co.(a)	2.60%	02/24/12	1,694,083
750,000	American General Finance Corp.	5.38%	10/01/12	698,235
500,000	AutoZone, Inc.	5.50%	11/15/15	474,581
2,000,000	Bank of America Corp.	6.25%	04/15/12	2,061,744
1,000,000	Bank of America Corp.	4.88%	09/15/12	982,088
2,900,000	Bank of America Corp.	5.38%	06/15/14	2,848,151
1,000,000	BB&T Corp.	6.50%	08/01/11	1,013,369
1,000,000	Berkshire Hathaway Finance Corp.	4.20%	12/15/10	1,012,838
750,000	Capital One Bank USA NA	4.25%	12/01/08	748,624
1,000,000	Case New Holland, Inc.	6.00%	06/01/09	992,500
1,000,000	Caterpillar Financial Services Corp.(a)	2.76%	10/09/09	994,424
150,000	Centex Corp.	4.55%	11/01/10	132,000
1,127,000	Chartered Semiconductor — YD	5.75%	08/03/10	1,104,294
450,000	Cincinnati Financial Corp.	6.90%	05/15/28	443,322
500,000	CIT Group, Inc.(a)	2.79%	06/08/09	462,508
750,000	CIT Group, Inc.	4.75%	12/15/10	611,659
355,000	CIT Group, Inc.	7.75%	04/02/12	301,084
1,000,000	Citigroup, Inc.(a)	2.87%	05/18/10	981,527
1,000,000	Citigroup, Inc.	6.00%	02/21/12	1,008,081
410,000	CNA Financial Corp.	6.60%	12/15/08	413,071
1,750,000	Comcast Cable Communications Holdings	8.38%	03/15/13	1,926,342
400,000	Comcast Cable Communications Holdings	8.88%	05/01/17	458,705
550,000	Comerica Bank	7.13%	12/01/13	554,696
114,000	Cox Communications, Inc.	7.63%	06/15/25	123,975
1,000,000	Credit Suisse USA, Inc.(a)	2.53%	06/05/09	993,013
1,000,000	Credit Suisse USA, Inc.(a)	2.87%	03/02/11	978,134
1,000,000	Credit Suisse USA, Inc.	6.13%	11/15/11	1,026,673
2,500,000	Daimler Finance NA	6.50%	11/15/13	2,592,440
500,000	Daimler Finance NA	8.00%	06/15/10	531,354
1,000,000	Daimler Finance NA	7.75%	01/18/11	1,061,818
500,000	Deutsche Telekom International Finance — YD	8.00%	06/15/10	528,945
260,000	Dillard’s, Inc.	9.50%	09/01/09	264,550
232,000	Dillard’s, Inc.	9.13%	08/01/11	229,680
950,000	El Paso Corp.	6.75%	05/15/09	954,002
750,000	Embratel — YD	11.00%	12/15/08	776,250
500,000	Farmers Insurance Capital Notes(b)	7.20%	07/15/48	451,542
6,000	First American Financial Corp.	7.55%	04/01/28	6,011
3,000,000	Ford Motor Credit Co.	5.63%	10/01/08	2,949,100
700,000	General Electric Capital Corp.(a)	2.82%	03/16/09	700,028
1,000,000	General Electric Capital Corp.(a)	2.82%	03/12/10	994,901
500,000	General Electric Capital Corp.	5.45%	01/15/13	510,422
1,000,000	General Electric Capital Corp.(a)	2.91%	05/08/13	965,488
250,000	Goldman Sachs Group, Inc.	7.35%	10/01/09	256,748
1,500,000	Goldman Sachs Group, Inc.	4.50%	06/15/10	1,502,013
1,000,000	Goldman Sachs Group, Inc.	5.00%	01/15/11	996,491
1,250,000	Goldman Sachs Group, Inc.	6.88%	01/15/11	1,297,606
1,000,000	Goldman Sachs Group, Inc.	6.60%	01/15/12	1,028,282
1,000,000	Goldman Sachs Group, Inc.	5.70%	09/01/12	1,003,137
2,000,000	Honeywell International, Inc.(a)	2.96%	07/27/09	1,998,058
670,000	Household Finance Corp.	5.88%	02/01/09	674,654
500,000	Household Finance Corp.	7.00%	05/15/12	517,900
1,900,000	Household Finance Corp.(a)	6.14%	11/10/13	1,867,605
2,000,000	HSBC Finance Corp.	5.00%	06/30/15	1,890,448
950,000	IBM Corp.	8.38%	11/01/19	1,152,714
1,000,000	IBM International Group Capital(a)	3.25%	07/29/09	1,003,335
500,000	International Lease Finance Corp.	6.38%	03/15/09	497,586
294,000	International Lease Finance Corp.	4.88%	09/01/10	283,729

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds — Continued
$450,000	John Hancock(b)	7.38%	02/15/24	$491,800
455,000	JP Morgan Chase & Co.	6.75%	08/15/08	456,585
2,000,000	JP Morgan Chase & Co.(a)	2.50%	05/07/10	1,982,076
2,000,000	JP Morgan Chase & Co.	6.75%	02/01/11	2,075,838
1,350,000	JP Morgan Chase & Co.	6.63%	03/15/12	1,392,150
1,000,000	Kansas City Southern	7.50%	06/15/09	1,010,000
500,000	Kraft Foods, Inc.	6.25%	06/01/12	510,795
950,000	Lehman Brothers Holdings, Inc.	3.50%	08/07/08	948,533
1,000,000	Massey Energy Co.	6.63%	11/15/10	1,000,000
1,100,000	Merrill Lynch & Co.(a)	6.03%	05/05/14	1,027,587
500,000	Morgan Stanley	3.88%	01/15/09	498,063
2,900,000	Morgan Stanley(a)	2.99%	01/15/10	2,838,795
250,000	Morgan Stanley	4.25%	05/15/10	242,575
500,000	Morgan Stanley	4.75%	04/01/14	455,615
400,000	New Jersey Bell Telephone	7.85%	11/15/29	426,590
122,000	NLV Financial Corp.(b)	6.50%	03/15/35	101,645
2,000,000	Oracle Corp.(a)	2.74%	05/14/10	1,989,722
500,000	Prudential Financial, Inc.	4.75%	06/13/15	470,539
500,000	R.R. Donnelley & Sons Co.	4.95%	04/01/14	458,173
750,000	Rent-A-Center, Inc.(c)	7.50%	05/01/10	725,625
1,000,000	Reynolds American, Inc.	6.50%	07/15/10	1,015,000
1,000,000	Roadway Corp.	8.25%	12/01/08	1,000,000
500,000	Ryder System, Inc.	5.85%	03/01/14	489,762
382,000	Sears Roebuck Acceptance Corp.	6.25%	05/01/09	375,090
213,000	Semco Energy, Inc.	6.40%	11/25/08	214,157
1,000,000	SLM Corp.	4.20%	09/15/09	922,577
1,000,000	Smithfield Foods, Inc.	8.00%	10/15/09	995,000
700,000	Standard Pacific Corp.(c)	6.50%	10/01/08	689,500
350,000	Telefonica de Argentina — YD	9.13%	11/07/10	360,500
500,000	Tennessee Gas Pipeline	7.00%	10/15/28	487,629
2,000,000	The Home Depot, Inc.	5.20%	03/01/11	1,983,556
2,000,000	The Home Depot, Inc.	5.25%	12/16/13	1,918,220
500,000	Tyco International, Ltd. — YD	6.13%	11/01/08	501,570
155,000	Union Carbide Corp.	6.70%	04/01/09	157,385
410,000	Verizon, Inc.	8.30%	08/01/31	458,707
2,000,000	Wachovia Corp.(a)	3.06%	08/01/13	1,827,528
1,000,000	Walt Disney Co.(a)	2.78%	07/16/10	994,859
1,000,000	Washington Mutual Bank	5.13%	01/15/15	770,000
500,000	Washington Mutual, Inc.	4.00%	01/15/09	485,000

Total Corporate Bonds (Cost $96,681,054)				94,920,206
U.S. Government And U.S. Government Agency Bonds (13.0%)
270,000	Fannie Mae	3.10%	07/28/08	270,143
500,000	Fannie Mae	4.00%	09/02/08	500,835
3,000,000	Fannie Mae	5.25%	08/01/12	3,036,072
2,825,000	Fannie Mae	5.13%	01/02/14	2,818,813
500,000	Fannie Mae	5.00%	04/17/15	500,227
1,000,000	Fannie Mae	5.00%	07/09/18	988,607
255,000	Federal Farm Credit Bank	5.90%	08/04/08	255,835
1,000,000	Federal Home Loan Bank	4.00%	02/12/10	1,014,584
750,000	Federal Home Loan Bank	5.50%	02/14/20	747,398
200,000	Freddie Mac	5.13%	10/15/08	201,519
370,000	Freddie Mac	5.00%	10/29/13	370,083
457,000	Freddie Mac	5.00%	09/15/14	457,093
1,500,000	Freddie Mac	5.16%	02/27/15	1,503,570
400,000	Freddie Mac	5.00%	12/15/15	399,374
550,000	Freddie Mac	5.00%	09/09/16	547,121
975,000	Freddie Mac	5.25%	07/27/17	975,710

Total U.S. Government And U.S. Government Agency Bonds (Cost $14,447,949)				14,586,984

Foreign Government Bonds (1.2%)
750,000	Federal Republic of Brazil — YD	14.50%	10/15/09	849,000

ICON BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Foreign Government Bonds — Continued
$500,000	Republic of South Africa — YD	6.50%	06/02/14	$514,375

Total Foreign Government Bonds (Cost $1,343,813)				1,363,375

Short-Term Investment (1.2%)
$1,364,998	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60% ,07/01/08#			1,364,998

Total Short-Term Investments (Cost $1,364,998)				1,364,998

Other Securities (1.3%)
1,441,535	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%			1,441,535

Total Other Securities (Cost $1,441,535)				1,441,535

Total Investments 101.2% (Cost $115,279,349)				113,677,098

Liabilities Less Other Assets (1.2)%				(1,295,407)

Net Assets 100.0%				$112,381,691

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Variable for Floating Rate Security. Rate disclosed is as of June 30, 2008.

(b)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale. These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2008 was $1,044,987, which represented 0.93% of the Fund’s Net Assets.

(c)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

YD	Yankee Dollar Bond
Schedule of Investments

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.7%)
39,000	Accenture, Ltd. — Class A	$1,588,080
45,400	Aflac, Inc.	2,851,120
13,700	Air Products & Chemical, Inc.	1,354,382
26,900	Amedisys, Inc.(a)(b)	1,356,298
14,300	AMETEK, Inc.	675,246
203,000	Anthracite Capital, Inc. — REIT(b)	1,429,120
64,100	Apogee Enterprises, Inc.	1,035,856
14,800	ArcelorMittal — Class A(b)	1,466,236
39,000	Arkansas Best Corp.(b)	1,428,960
60,400	AT&T, Inc.	2,034,876
18,900	Atwood Oceanics, Inc.(a)	2,350,026
34,500	Automatic Data Processing, Inc.	1,445,550
84,500	Banco Santander Central Hispano S.A. — ADR(b)	1,537,055
26,800	Belden, Inc.	907,984
19,700	BorgWarner, Inc.	874,286
13,300	Burlington Northern Santa Fe Corp.	1,328,537
39,100	Cameron International Corp.(a)	2,164,185
17,500	Capital One Financial Corp.(b)	665,175
41,500	CBRL Group, Inc.(b)	1,017,165
12,100	CF Industries Holdings, Inc.	1,848,880
85,800	Cisco Systems, Inc.(a)	1,995,708
30,300	Coach, Inc.(a)(b)	875,064
56,900	Cognizant Technology Solutions Corp.(a)	1,849,819
66,600	Comcast Corp. — Class A	1,263,402
45,100	Computer Sciences Corp.(a)	2,112,484
28,000	Credicorp, Ltd.	2,299,360
19,600	Credit Suisse Group — ADR(b)	888,076
23,600	Cummins, Inc.	1,546,272
18,500	CVS Caremark Corp.	732,045
59,400	D.R. Horton, Inc.(b)	644,490
40,700	Darden Restaurants, Inc.	1,299,958
44,800	Dell, Inc.(a)	980,224
14,000	Diamond Offshore Drilling, Inc.	1,947,960
54,600	Diodes, Inc.(a)(b)	1,509,144
81,400	Discover Financial Services	1,072,038
42,200	DISH Network Corp. — Class A(a)	1,235,616
51,400	DPL, Inc.	1,355,932
9,000	DryShips, Inc.(b)	721,620
58,400	Foot Locker, Inc.	727,080
13,200	Freeport-McMoRan Copper & Gold, Inc. — Class B	1,546,908
36,800	Harley-Davidson, Inc.	1,334,368
28,100	ING Group N.V. — ADR	886,555
94,600	Intel Corp.	2,032,008
28,800	International Business Machines Corp.	3,413,664
105,200	Jabil Circuit, Inc.	1,726,332
22,100	Johnson & Johnson, Inc.	1,421,914
24,600	Johnson Controls, Inc.	705,528
37,400	JPMorgan Chase & Co.	1,283,194
48,200	Kirby Corp.(a)(b)	2,313,600
60,800	Lowe’s Cos., Inc.(b)	1,261,600
13,000	Lubrizol Corp.	602,290
32,000	Manulife Financial Corp.	1,110,720
23,900	MetLife, Inc.(b)	1,261,203
75,100	Microsemi Corp.(a)(b)	1,891,018
17,500	Monsanto Co.	2,212,700
18,400	Morgan Stanley	663,688
39,300	MSC Industrial Direct Co., Inc. — Class A(b)	1,733,523
32,100	Murphy Oil Corp.	3,147,405
48,600	NCI Building Systems, Inc.(a)(b)	1,785,078
14,310	Nestle S.A. — ADR	1,621,220
26,800	Nike, Inc. — Class B	1,597,548
22,200	Norfolk Southern Corp.	1,391,274
9,100	Nucor Corp.	679,497
37,800	Old Dominion Freight Line, Inc.(a)(b)	1,134,756
95,500	Oracle Corp.(a)	2,005,500
137,400	Pacer International, Inc.(b)	2,955,474
85,700	Polycom, Inc.(a)	2,087,652
33,900	Redwood Trust, Inc. — REIT(b)	772,581
106,600	Rent-A-Center, Inc.(a)	2,192,762
41,000	Ross Stores, Inc.	1,456,320
23,600	Ryder System, Inc.	1,625,568
8,700	Telefonica S.A. — ADR	692,346
8,700	The Goldman Sachs Group, Inc.	1,521,630
29,400	The Home Depot, Inc.	688,548
35,500	The Manitowoc Co., Inc.	1,154,815
23,300	The Stanley Works	1,044,539
34,100	The Valspar Corp.	644,831
53,100	The9, Ltd. — ADR(a)(b)	1,198,998
35,700	Toll Brothers, Inc.(a)(b)	668,661
11,900	Transocean, Inc.(a)(b)	1,813,441
27,600	Union Pacific Corp.	2,083,800
18,600	V.F. Corp.	1,323,948
20,700	Walter Industries, Inc.	2,251,539
33,200	Watsco, Inc.(b)	1,387,760
67,200	Weatherford International, Ltd.(a)	3,332,448
39,500	Wells Fargo & Co.	938,125
34,400	WESCO International, Inc.(a)	1,377,376
28,500	Western Digital Corp.(a)	984,105
6,900	Wimm-Bill-Dann Foods OJSC — ADR(a)(b)	726,018
65,800	World Acceptance Corp.(a)(b)	2,215,486

Total Common Stocks (Cost $125,184,322)		132,317,171

Other Securities (27.7%)
37,079,050	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	37,079,050

Total Other Securities (Cost $37,079,050)		37,079,050

Total Investments 126.4% (Cost $162,263,372)		169,396,221

Liabilities Less Other Assets (26.4)%		(35,428,662)

Net Assets 100.0%		$133,967,559

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (85.9%)
8,700	3M Co.	$605,433
10,600	ACE, Ltd.	583,954
28,900	Aflac, Inc.	1,814,920
5,900	Alcon, Inc.	960,461
30,600	Analog Devices, Inc.	972,162
52,200	Annaly Capital Management, Inc. — REIT	809,622
111,200	Anthracite Capital, Inc. — REIT	782,848
99,400	Anworth Mortgage Asset Corp. — REIT	647,094
4,100	Apache Corp.	569,900
56,200	Arbor Realty Trust, Inc. — REIT	504,114
6,600	ArcelorMittal — Class A	653,862
30,000	Arkansas Best Corp.	1,099,200
78,100	Asbury Automotive Group, Inc.	1,003,585
59,000	AT&T, Inc.	1,987,710
24,500	Automatic Data Processing, Inc.	1,026,550
37,200	Bank of America Corp.	887,964
17,000	Baxter International, Inc.	1,086,980
29,700	Bemis Co., Inc.	665,874
10,000	BP Prudhoe Bay Royalty Trust	1,033,600
10,000	Burlington Northern Santa Fe Corp.	998,900
20,900	Canon, Inc. — ADR	1,070,289
22,600	Capital One Financial Corp.	859,026
17,900	CBRL Group, Inc.	438,729
42,600	CenterPoint Energy, Inc.	683,730
3,500	CF Industries Holdings, Inc.	534,800
19,700	Chevron Corp.	1,952,861
25,090	Chunghwa Telecom Co., Ltd. — ADR	636,533
29,100	Citigroup, Inc.	487,716
12,700	ConocoPhillips	1,198,753
13,900	Consolidated Edison Company of New York, Inc.	543,351
21,100	Credicorp, Ltd.	1,732,732
34,000	Darden Restaurants, Inc.	1,085,960
25,500	Diana Shipping, Inc.	783,105
15,900	Dominion Resources, Inc. of Virginia	755,091
29,400	Dow Chemical Co.	1,026,354
19,300	DPL, Inc.	509,134
17,400	Eagle Bulk Shipping, Inc.	514,518
7,600	Eaton Corp.	645,772
20,500	Embarq Corp.	969,035
10,200	Emerson Electric Co.	504,390
19,300	Ethan Allen Interiors, Inc.	474,780
26,500	Fannie Mae	517,015
68,600	Foot Locker, Inc.	854,070
19,900	FPL Group, Inc.	1,305,042
5,800	Freeport-McMoRan Copper & Gold, Inc. — Class B	679,702
18,200	Frontline, Ltd.	1,269,996
21,000	GATX Corp.	930,930
18,200	Genco Shipping & Trading, Ltd.	1,186,640
36,100	General Maritime Corp.	937,878
19,000	Genuine Parts Co.	753,920
13,000	Greif, Inc. — Class A	832,390
19,800	H.J. Heinz Co.	947,430
23,700	Harley-Davidson, Inc.	859,362
15,800	Harris Corp.	797,742
59,100	Haverty Furniture Cos., Inc.	593,364
22,700	Heartland Payment Systems, Inc.	535,720
35,200	Imation Corp.	806,784
16,300	ING Group N.V. — ADR	514,265
91,300	Intel Corp.	1,961,124
23,100	International Business Machines Corp.	2,738,043
30,100	iStar Financial, Inc.	397,621
21,600	Johnson & Johnson, Inc.	1,389,744
39,200	Jones Apparel Group, Inc.	539,000
56,400	JPMorgan Chase & Co.	1,935,084
40,600	KB Home	687,358
11,100	Kimberly-Clark Corp.	663,558
40,200	Knoll, Inc.	488,430
33,900	Limited Brands, Inc.	571,215
19,400	Linear Technology Corp.	631,858
41,600	Lowe’s Cos., Inc.	863,200
53,300	Masco Corp.	838,409
4,000	Monsanto Co.	505,760
83,000	Nam Tai Electronics, Inc.	1,085,640
43,900	Navios Maritime Holdings, Inc.	425,391
24,800	Nike, Inc. — Class B	1,478,328
59,500	NN, Inc.	829,430
20,500	Nordic American Tanker Shipping, Ltd.	795,810
19,400	Norfolk Southern Corp.	1,215,798
10,700	Occidental Petroleum Corp.	961,502
23,000	Owens & Minor, Inc.	1,050,870
29,800	Oxford Industries, Inc.	570,670
56,700	Pacer International, Inc.	1,219,617
38,500	Partner Communications Co., Ltd. — ADR	913,605
40,200	People’s United Financial, Inc.	627,120
9,600	PepsiCo, Inc.	610,464
16,000	PNC Financial Services Group, Inc.	913,600
21,700	Polaris Industries, Inc.	876,246
9,100	PPG Industries, Inc.	522,067
8,900	Procter & Gamble Co.	541,209
12,000	Progress Energy, Inc.	501,960
14,700	QUALCOMM, Inc.	652,239
29,500	Quality Systems, Inc.	863,760
32,100	Redwood Trust, Inc. — REIT	731,559
31,300	RPM International, Inc.	644,780
69,600	Ruby Tuesday, Inc.	375,840
22,700	San Juan Basin Royalty Trust	1,050,102
22,700	Ship Finance International, Ltd.	670,331
30,300	Sonoco Products Co.	937,785
88,200	Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	962,262
19,700	The Corporate Executive Board Co.	828,385
34,400	The Home Depot, Inc.	805,648
11,500	The Stanley Works	515,545
30,900	U.S. Bancorp	861,801
19,800	Union Pacific Corp.	1,494,900
18,200	UniSource Energy Corp.	564,382
12,800	United Parcel Service, Inc. — Class B	786,816
11,200	V.F. Corp.	797,216
50,700	Waddell & Reed Financial, Inc. — Class A	1,775,007
26,500	Watsco, Inc.	1,107,700
47,000	Wells Fargo & Co.	1,116,250
15,700	Zenith National Insurance Corp.	552,012

Total Common Stocks (Cost $98,282,217)		97,867,693
Schedule of Investments

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (4.5%)
$500,000	Comcast Cable Communications Holdings	8.38%	03/15/13	$550,384
1,000,000	DaimlerChrysler AG	6.50%	11/15/13	1,036,976
500,000	Financing Corp.	9.40%	02/08/18	677,067
500,000	Ford Motor Credit Co. LLC	5.80%	01/12/09	477,429
750,000	General Electric Capital Corp. — Series A	6.00%	06/15/12	775,039
1,288,000	Household Finance Corp.	4.75%	07/15/13	1,230,219
500,000	Washington Mutual Bank N.V. — Series 11	6.88%	06/15/11	430,000

Total Corporate Bonds (Cost $5,292,837)				5,177,114

Convertible Corporate Bonds (0.4%)
500,000	Xilinx, Inc.	3.13%	03/15/37	472,500

Total Convertible Corporate Bonds (Cost $490,000)				472,500

U.S. Government And U.S. Government Agency Bonds (6.9%)
750,000	Fannie Mae	6.63%	09/15/09	782,553
650,000	Fannie Mae	8.10%	08/12/19	829,921
1,000,000	Federal Home Loan Bank	5.80%	09/02/08	1,005,366
1,750,000	Freddie Mac	5.00%	01/16/09	1,771,409
1,323,000	Freddie Mac	5.16%	02/27/15	1,326,149
2,000,000	Freddie Mac	5.50%	07/18/16	2,104,356

Total U.S. Government And U.S. Government Agency Bonds (Cost $7,837,027)				7,819,754

Underlying Security/
Expiration Date/
Exercise Price	Contracts*

Call Options Purchased (0.2%)
Rent-A-Center, Inc., Expiration January 2009, Exercise price $22.50	333	78,255
The9 Ltd., Expiration December 2008, Exercise price $30	250	42,500
World Acceptance Corp., Expiration January 2009, Exercise price $35	286	157,300

Total Call Options Purchased (Cost $345,017)		278,055
Short-Term Investments (2.4%)
$ 2,725,962 Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#		2,725,962

Total Short-Term Investments (Cost $2,725,962)		2,725,962

Total Investments 100.3% (Cost $114,973,060)		114,341,078

Liabilities Less Other Assets (0.3)%		(374,918)

Net Assets 100.0%		$113,966,160

The accompanying notes are an integral part of this Schedule of Investments.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (95.4%)
12,200	Abbott Laboratories	$646,234
21,800	Accenture, Ltd. — Class A	887,696
18,900	Acuity Brands, Inc.	908,712
14,700	Aflac, Inc.x	923,160
34,800	Altera Corp.	720,360
19,600	America Movil S.A.B. de C.V. — ADRx	1,033,900
21,500	Apogee Enterprises, Inc.	347,440
4,100	ArcelorMittal — Class A(b)	406,187
19,500	Arkansas Best Corp.(b)	714,480
41,200	Banco Santander Central Hispano S.A. — ADR(b)x	749,428
19,400	Bank of New York Mellon Corp.	733,902
14,200	Baxter International, Inc.	907,948
12,200	Canon, Inc. — ADR(b)	624,762
24,200	Capital One Financial Corp.(b)x	919,842
19,300	Cash America International, Inc.	598,300
10,400	Caterpillar, Inc.x	767,728
33,200	Cemex S.A.B. de C.V — ADR(a)(b)	820,040
3,500	CF Industries Holdings, Inc.	534,800
16,500	Coach, Inc.(a)(b)x	476,520
33,700	Cognizant Technology Solutions Corp.(a)	1,095,587
50,900	Comcast Corp. — Class A	965,573
11,300	CommScope, Inc.(a)	596,301
18,800	Computer Sciences Corp.(a)	880,592
12,000	ConocoPhillipsx	1,132,680
8,500	Credit Suisse Group — ADR(b)	385,135
11,400	Cummins, Inc.x	746,928
19,200	CVS Caremark Corp.	759,744
14,200	Darden Restaurants, Inc.	453,548
56,100	Dell, Inc.(a)	1,227,468
6,800	Diamond Offshore Drilling, Inc.x	946,152
19,400	DISH Network Corp. — Class A(a)	568,032
10,200	Dollar Tree, Inc.(a)	333,438
32,300	DPL, Inc.	852,074
5,100	DryShips, Inc.(b)	408,918
19,200	Eagle Bulk Shipping, Inc.(b)	567,744
14,200	Eaton Corp.x	1,206,574
14,700	Edison International	755,286
10,500	Entergy Corp.x	1,265,040
5,500	Express Scripts, Inc.(a)	344,960
32,700	Foot Locker, Inc.	407,115
10,200	FPL Group, Inc.	668,916
9,200	Freeport-McMoRan Copper & Gold, Inc. — Class Bx	1,078,148
8,700	Frontline, Ltd.(b)	607,086
15,900	Gartner, Inc.(a)	329,448
9,100	Genco Shipping & Trading, Ltd.(b)	593,320
25,000	General Maritime Corp.(b)	649,500
2,800	Google, Inc. — Class A(a)x	1,473,976
12,200	Greif, Inc. — Class A	781,166
12,300	Guess, Inc.	460,635
16,000	Halliburton Co.	849,120
15,900	Harris Corp.	802,791
30,600	ING Group N.V. — ADR	965,430
22,800	Ingersoll Rand Co., Ltd. — Class A	853,404
39,800	Intel Corp.x	854,904
12,300	International Business Machines Corp.x	1,457,919
67,600	Jabil Circuit, Inc.	1,109,316
4,600	Johnson & Johnson, Inc.	295,964
12,300	Johnson Controls, Inc.x	352,764
32,800	JPMorgan Chase & Co.x	1,125,368
7,900	Kirby Corp.(a)	379,200
18,400	Kohl’s Corp.(a)x	736,736
21,800	Linear Technology Corp.(b)	710,026
5,200	Lockheed Martin Corp.	513,032
22,800	Lowe’s Cos., Inc.x	473,100
10,900	Manpower, Inc.	634,816
1,600	Mastercard, Inc. — Class A(b)	424,832
31,300	Microsemi Corp.(a)(b)	788,134
26,800	Microsoft Corp.	737,268
9,600	Monsanto Co.	1,213,824
12,500	Morgan Stanley	450,875
15,200	MSC Industrial Direct Co., Inc. — Class A(b)x	670,472
15,000	Murphy Oil Corp.x	1,470,750
21,200	Nabors Industries, Ltd.(a)(b)x	1,043,676
10,800	Nike, Inc. — Class Bx	643,788
14,300	Norfolk Southern Corp.	896,181
14,100	Novartis AG — ADR	776,064
7,000	NRG Energy, Inc.(a)	300,300
19,900	Old Dominion Freight Line, Inc.(a)(b)	597,398
39,100	Oracle Corp.(a)x	821,100
35,400	Pacer International, Inc.(b)	761,454
6,000	Parker Hannifin Corp.x	427,920
18,200	Polaris Industries, Inc.(b)	734,916
13,800	Procter & Gamble Co.x	839,178
11,800	Redwood Trust, Inc. — REIT(b)	268,922
47,500	Rent-A-Center, Inc.(a)x	977,075
8,000	Research In Motion, Ltd.(a)x	935,200
7,200	Rogers Corp.(a)	270,648
24,200	Ross Stores, Inc.	859,584
16,800	Ryder System, Inc.	1,157,184
10,700	Smith International, Inc.x	889,598
21,800	SUPERVALU, Inc.	673,402
21,300	Sysco Corp.	585,963
5,800	Telefonica S.A. — ADR	461,564
11,700	Telefonos de Mexico S.A.B. de C.V. — ADR	277,056
11,700	Telmex Internacional S.A.B. de C.V. — ADR(a)(b)	188,370
9,900	The Goldman Sachs Group, Inc.	1,731,510
41,800	The Home Depot, Inc.x	978,956
14,000	The Manitowoc Co., Inc.x	455,420
25,100	The Valspar Corp.	474,641
28,800	Time Warner, Inc.	426,240
15,700	TJX Cos., Inc.x	494,079
20,400	Toll Brothers, Inc.(a)x	382,092
4,400	Transocean, Inc.(a)x	670,516
25,200	Union Pacific Corp.x	1,902,600
14,000	V.F. Corp.x	996,520
8,500	Vimpel-Communications — ADR	252,280
12,200	Visa, Inc. — Class A(a)	991,982
18,400	Wal-Mart Stores, Inc.	1,034,080
27,200	Weatherford International, Ltd.(a)	1,348,848
28,300	Wells Fargo & Co.x	672,125
19,200	WESCO International, Inc.(a)	768,768
28,100	Western Digital Corp.(a)x	970,293
24,100	World Acceptance Corp.(a)(b)	811,447
30,500	Xilinx, Inc.(b)	770,125

Total Common Stocks (Cost $83,005,672)		85,651,631

Short-Term Investments (0.6%)
$582,455	Brown Brothers Harriman Time Deposit — U.S. Dollar, 1.60%, 07/01/08#	582,455

Total Short-Term Investments (Cost $582,455)		582,455
Schedule of Investments

ICON INCOME OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Other Securities (12.3%)
11,011,666	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	$11,011,666

Total Other Securities (Cost $11,011,666)		11,011,666

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts*

Put Options Purchased (0.5%)
S&P 500 Index, Expiration July 2008, Exercise Price $1260	250	430,000

Total Put Options Purchased (Cost $450,337)		430,000

Total Investments 108.8% (Cost $95,050,130)		97,675,752

Liabilities Less Other Assets (8.8)%		(7,875,704)

Net Assets 100.0%		$89,800,048

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

x	All or a portion of the security is pledged as collateral for written call options.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

SCHEDULE OF WRITTEN CALL OPTIONS
June 30, 2008 (Unaudited)

Underlying Securities
Index/Expiration
Date/Exercise Price	Contracts*	Value

S&P 500 Index, Expiration July 2008, Exercise Price $1280	630	$1,600,200

Total Options Written (Premiums received $1,889,150)		$1,600,200

The accompanying notes are an integral part of this Schedule of Written Call Options.

*	All written options have 100 shares per contract.
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (96.9%)
50,000	Abercrombie & Fitch Co. — Class A	$3,134,000
95,000	Accenture, Ltd. — Class Ax	3,868,400
56,100	Aflac, Inc.	3,523,080
44,500	America Movil S.A.B. de C.V. — ADR	2,347,375
127,600	Annaly Capital Management, Inc. — REIT	1,979,076
410,000	Anthracite Capital, Inc. — REIT(b)	2,886,400
125,000	Arbor Realty Trust, Inc. — REIT(b)	1,121,250
38,400	Atwood Oceanics, Inc.(a)x	4,774,656
75,000	Bank of America Corp.	1,790,250
30,000	Bristow Group, Inc.(a)(b)	1,484,700
25,700	Burlington Northern Santa Fe Corp.	2,567,173
65,000	Canon, Inc. — ADR(b)	3,328,650
60,000	Cash America International, Inc.	1,860,000
30,000	Caterpillar, Inc.	2,214,600
65,000	CBRL Group, Inc.(b)	1,593,150
10,000	CF Industries Holdings, Inc.	1,528,000
55,000	China Security & Surveillance Technology, Inc.(a)(b)	741,400
45,000	Coach, Inc.(a)(b)	1,299,600
95,000	Cognizant Technology Solutions Corp.(a)	3,088,450
75,000	Companhia Vale do Rio Doce — ADR(b)	2,686,500
90,000	Computer Sciences Corp.(a)	4,215,600
35,000	Cummins, Inc.	2,293,200
105,000	Darden Restaurants, Inc.	3,353,700
60,000	Desarrolladora Homex S.A. de C.V. — ADR(a)(b)	3,514,800
20,000	Diamond Offshore Drilling, Inc.x	2,782,800
30,000	DryShips, Inc.(b)	2,405,400
49,000	Fiserv, Inc.(a)	2,223,130
41,000	FMC Technologies, Inc.(a)	3,154,130
31,000	Freeport-McMoRan Copper & Gold, Inc. — Class Bx	3,632,890
25,700	Genco Shipping & Trading, Ltd.(b)	1,675,640
50,000	Grupo Televisa S.A. — ADR	1,181,000
35,000	Harris Corp.	1,767,150
200,000	Intel Corp.	4,296,000
37,400	International Business Machines Corp.x	4,433,022
100,000	JPMorgan Chase & Co.	3,431,000
37,400	Kirby Corp.(a)(b)	1,795,200
45,000	Loews Corp.	2,110,500
37,500	Marathon Oil Corp.	1,945,125
44,200	MedcoHealth Solutions, Inc.(a)	2,086,240
57,500	MetLife, Inc.(b)	3,034,275
23,500	Monsanto Co.	2,971,340
33,300	Moog, Inc. — Class A(a)	1,240,092
45,000	MSC Industrial Direct Co., Inc. — Class A(b)	1,984,950
22,500	Murphy Oil Corp.	2,206,125
115,000	Navios Maritime Holdings, Inc.(b)	1,114,350
35,000	NCI Building Systems, Inc.(a)(b)	1,285,550
38,600	Nike, Inc. — Class B	2,300,946
45,000	Norfolk Southern Corp.x	2,820,150
75,000	Old Dominion Freight Line, Inc.(a)	2,251,500
140,000	Pacer International, Inc.	3,011,400
27,500	Parker Hannifin Corp.	1,961,300
35,500	Prudential Financial, Inc.	2,120,770
60,000	R.R. Donnelley & Sons Co.	1,781,400
63,000	Redwood Trust, Inc. — REIT(b)	1,435,770
92,500	Rent-A-Center, Inc.(a)	1,902,725
42,500	Ryder System, Inc.	2,927,400
50,000	Solarfun Power Holdings Co., Ltd. — ADR(a)(b)	875,000
35,000	Sonoco Products Co.	1,083,250
65,000	Sysco Corp.	1,788,150
95,500	Target Corp.x	4,439,795
65,000	Teekay LNG Partners L.P.	1,711,450
47,500	Telefonica S.A. — ADR	3,780,050
70,000	The DIRECTV Group, Inc.(a)	1,813,700
15,000	The Hartford Financial Services Group, Inc.	968,550
100,000	The9, Ltd. — ADR(a)(b)	2,258,000
162,000	TJX Cos., Inc.(b)x	5,098,140
26,100	Transocean, Inc.(a)(b)x	3,977,379
66,000	U.S. Bancorp	1,840,740
58,000	Union Pacific Corp.x	4,379,000
24,900	V.F. Corp.	1,772,382
70,000	Watts Water Technologies, Inc. — Class A(b)	1,743,000
70,000	Weatherford International, Ltd.(a)x	3,471,300
75,100	Wells Fargo & Co.x	1,783,625
50,000	WESCO International, Inc.(a)	2,002,000
100,000	World Acceptance Corp.(a)(b)	3,367,000

Total Common Stocks (Cost $180,040,220)		184,615,791

Other Securities (23.7%)
45,114,259	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%	45,114,259

Total Other Securities (Cost $45,114,259)		45,114,259

Total Investments 120.6% (Cost $225,154,479)		229,730,050

Liabilities Less Other Assets (20.6)%		(39,204,059)

Net Assets 100.0%		$190,525,991

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

x	All or a portion of the security is pledged as collateral for securities sold short.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
Schedule of Investments

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 2008 (Unaudited)

Shares	Short Security	Value

7,500	Agnico-Eagle Mines, Ltd.	$557,775
40,000	American Tower Corp. — Class A(a)	1,690,000
4,200	AvalonBay Communities, Inc.	374,472
15,000	BioMed Realty Trust, Inc.	367,950
9,100	BRE Properties, Inc.	393,848
20,000	Brookfield Properties Corp.	355,800
20,000	Coinstar, Inc.(a)	654,200
8,000	Corporate Office Properties Trust	274,640
10,000	Eastman Kodak Co.	144,300
7,500	Energy Conversion Devices, Inc.(a)	552,300
50,000	Energy Partners, Ltd.(a)	746,000
20,000	Forest City Enterprises, Inc. — Class A	644,400
40,000	Goldcorp, Inc.	1,846,800
20,000	Kinross Gold Corp.	472,200
5,000	Lihir Gold, Ltd. — ADR(a)	158,850
10,000	Louisiana-Pacific Corp.	84,900
15,000	Peet’s Coffee & Tea, Inc.(a)	297,300
45,000	Phase Forward, Inc.(a)	808,650
57,500	Pinnacle Entertainment, Inc.(a)	603,175
40,000	ProLogis	2,174,000
5,000	PS Business Parks, Inc.	258,000
4,400	Simon Property Group, Inc.	395,516
2,900	SL Green Realty Corp.	239,888
22,500	St. Joe Corp.	772,200
17,500	Stewart Information Services Corp.	338,450
15,000	The Marcus Corp.	224,250
2,300	The Macerich Co.	142,899
25,000	Tootsie Roll Industries, Inc.	628,250
45,000	Vital Images, Inc.(a)	559,800
4,400	Vornado Realty Trust	387,200
10,000	Weyerhaeuser Co.	511,400

Total Securities Sold Short (Proceeds $18,589,297)		$17,659,413

The accompanying notes are an integral part of this Schedule of Securities Sold Short.

(a)	Non-income producing security.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
June 30, 2008 (unaudited)

1. Organization

The ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Income Opportunity Fund (“Income Opportunity Fund”, formerly, the ICON Covered Call Fund) and ICON Long/Short Fund (“Long/Short Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Each Fund offers four classes of shares, Class I, Class C, Class Z and Class A with the exception of Bond Fund, which offers three classes of shares, Class I, Class C and Class Z. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. There are currently 12 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The investment objective of the Bond Fund is maximum total return. The investment objective of the Core Equity Fund is long-term capital appreciation with a secondary objective of capital preservation. The investment objective of the Equity Income Fund is modest capital appreciation and income. The investment objective of the Income Opportunity Fund is modest capital appreciation and to maximize realized gains. The investment objective of the Long/Short Fund is capital appreciation.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium- and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Income Opportunity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. The Long/Short Fund engages in short

Notes to Schedules of Investments

selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. There are also risks associated with small and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are generally valued at 4:15 p.m. Eastern time each day the NYSE is open.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Notes to Schedules of Investments

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to purchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts

Notes to Schedules of Investments

and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2008.

Options Transactions

The Income Opportunity Fund writes (sells) call options as part of its normal investment activities. Each Fund may write (sell) put and call options on individual securities and on securities indexes.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. Such liability is subject to off balance sheet risks to the extent of any future increases in market value of the written options. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid,

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

The Income Opportunity Fund’s written options are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. Such collateral for the Fund is restricted from use. The securities pledged as collateral are included on the Schedule of Investments.

As of June 30, 2008, the Equity Income Fund and the Income Opportunity Fund engaged in option transactions which are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use is included on the Schedule of Investments. Dividends received on short sales are treated as an expense. Liabilities for securities sold short are reported at market value. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short may exceed the liabilities recorded. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2008, the Long/Short Fund engaged in short selling. The short positions are included on the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while

Notes to Schedules of Investments

they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.

As of June 30, 2008, the following Funds had securities with the following values on loans:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Bond Fund	$1,400,490	$1,441,535
ICON Core Equity Fund	34,228,560	37,079,050
ICON Income Opportunity Fund	10,710,127	11,011,666
ICON Long/Short Fund	41,270,310	45,114,259

The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2008.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund and the Income Opportunity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds did not record any liabilities for unrecognized tax benefits in connection with the adoption of FIN 48. At June 30, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Schedules of Investments

ICON ASIA — PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (98.2%)
793,000	Acer, Inc.	$1,560,289
41,000	Aeon Credit Service Co., Ltd.	513,854
402,000	Asustek Computer, Inc.	1,092,052
389,800	Bangkok Bank Public Co., Ltd.	1,390,169
4,550,000	Bank of China, Ltd. — Class H	2,026,598
96,500	BHP Billiton, Ltd.	4,105,980
12,400	Canon, Inc.	638,392
1,274,000	Chaoda Modern Agriculture Holdings, Ltd.	1,611,823
31,700	Cheil Industries, Inc.	1,467,209
2,162,000	China Agri-Industries Holdings, Ltd.(a)	1,580,746
349,000	China Coal Energy Co. — Class H	611,399
3,018,000	China Construction Bank Corp. — Class H	2,435,365
963,000	China Green Holdings, Ltd.	1,147,196
306,000	China Mobile, Ltd.	4,107,522
404,000	China Shipping Development Co., Ltd.	1,217,275
508,090	Chunghwa Telecom Co., Ltd.	1,307,709
2,363,000	CSE Global, Ltd.	1,831,289
21,700	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	847,295
15,000	Daikin Industries, Ltd.	758,550
39,000	DBS Group Holdings, Ltd.	542,745
6,530	DC Chemical Co., Ltd.	2,199,185
285	Dena Co., Ltd.	1,678,962
29,700	Dongkuk Steel Mill Co., Ltd.	1,277,552
105	East Japan Railway Co.	855,378
4,150	Educomp Solutions, Ltd.	249,538
78,600	Energy Resources of Australia, Ltd.(b)	1,726,392
182,000	Esprit Holdings Ltd.	1,895,137
465,000	Ezra Holdings, Ltd.	907,782
382,000	Fubon Financial Holding Co., Ltd.	389,994
136,000	Fuji Electric Holdings Co., Ltd.	480,925
20,400	FUJIFILM Holdings Corp.	702,788
3,592,000	Global Bio-Chem Technology Group Co., Ltd.	1,493,184
70,000	High Tech Computer Corp.	1,564,701
418,618	Hon Hai Precision Industry Co., Ltd.	2,058,864
40,800	Honda Motor Co., Ltd.	1,392,565
6,000	Hyundai Heavy Industries Co., Ltd.	1,855,543
19,700	Hyundai Motor Co., Ltd.	1,335,370
236,000	Indo Tambangraya Megah PT	862,256
1,964,000	Industrial & Commercial Bank of China, Ltd. — Class H	1,342,882
84,180	Industrial Bank of Korea	1,283,710
33,500	JA Solar Holdings Co., Ltd. — ADR(a)*	564,475
908,000	Jaya Holdings, Ltd.	1,066,118
7,200	Jindal Steel & Power, Ltd.	294,555
831,000	KNM Group Bhd.	1,618,468
29,000	Komeri Co., Ltd.	713,565
159,100	Korean Reinsurance Co.	1,829,737
77,000	Largan Precision Co., Ltd.	983,113
880,000	Lenovo Group, Ltd.	598,684
6,500	LG Electronics, Inc.	735,143
670,000	Li & Fung, Ltd.	2,021,762
794,000	Li Ning Co., Ltd.	1,840,071
33,860	LIG Insurance Co., Ltd.	808,209
946,000	Maanshan Iron & Steel Co., Ltd. — Class H	551,398
96,900	Matsumotokiyoshi Holdings Co., Ltd.	2,078,399
47,000	Matsushita Electric Industrial Co., Ltd.	1,005,650
122,800	Meritz Fire & Marine Insurance Co., Ltd.	1,184,770
92,900	Mitsubishi Corp.	3,061,554
56,200	Mitsubishi UFJ Financial Group, Inc.	496,735
132,450	Mitsui & Co., Ltd.	2,923,729
320,000	NEC Corp.	1,680,384
3,200	NHN Corp.(a)	557,717
2,500	Nintendo Co., Ltd.	1,417,884
162,000	Nippon Yusen Kabushiki Kaisha	1,560,573
71,000	Nissan Chemical Industries, Ltd.	873,826
12,000	Nitori Co., Ltd.	616,532
188,000	Orient Overseas International, Ltd.	941,663
8,840,000	Petron Corp.	1,276,631
406,000	Powertech Technology, Inc.	1,419,731
2,774,000	Raffles Education Corp., Ltd.	2,307,437
400	Resona Holdings, Inc.	614,459
30,000	Ricoh Co., Ltd.	543,057
13,000	Rio Tinto, Ltd.	1,681,588
3,458,000	Sa Sa International Holdings, Ltd.	1,566,569
4,900	Samsung Electronics Co., Ltd.	2,927,868
50,800	Samsung Heavy Industries Co., Ltd.	1,809,304
14,600	Shin-Etsu Chemical Co., Ltd.	906,132
39,000	Shinhan Financial Group, Ltd.	1,756,860
87,000	Shionogi & Co., Ltd.	1,722,830
5,722,000	Shougang Concord International Enterprises Co., Ltd.	1,870,972
229,000	Simplo Technology Co., Ltd.	1,137,465
14,100	Sina Corp.(a)*	599,955
2,130,000	Sinofert Holdings, Ltd.	1,654,570
1,745,000	SinoPac Financial Holdings Co., Ltd.	755,324
20,000	Square Enix Co., Ltd.	591,941
9,400	STX Engine Co., Ltd.	366,784
108,000	Sumitomo Bakelite Co., Ltd.	589,080
358	Sumitomo Mitsui Financial Group, Inc.	2,692,615
228,000	Ta Ann Holdings Bhd.	475,592
708,361	Taiwan Mobile Co., Ltd.	1,316,045
972,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,065,635
38,200	The9, Ltd. — ADR(a)(b)*	862,556
70,700	Toyota Motor Corp.	3,337,795
751,000	Tung Ho Steel Enterprise Corp.	1,347,052
104	West Japan Railway Co.	510,532
24,500	Woongjin Coway Co., Ltd.	718,435
1,940	Works Applications Co., Ltd.	2,450,733
496,000	WTK Holdings Bhd.	332,971
414,000	Yanzhou Coal Mining Co., Ltd.	771,879

Total Common Stocks (Cost $137,019,995)		131,351,276

Short-Term Investments (1.3%)
$1,711,318	Brown Brothers Harriman Time Deposit - U.S. Dollar, 1.60%, 07/01/08#*	1,711,318

Total Short-Term Investments (Cost $1,711,318)		1,711,318

Other Securities (1.8%)
2,400,345	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%*	2,400,345

Total Other Securities (Cost $2,400,345)		2,400,345

Total Investments 101.3% (Cost $141,131,658)		135,462,939

Liabilities Less Other Assets (1.3)%		(1,741,260)

Net Assets 100.0%		$133,721,679

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

*	All securities were fair valued (Note 2) as of June 30, 2008 unless noted with a *. Total value of securities fair valued was $129,324,290.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (99.1%)
55	A P Moller — Maersk A/S — Class B	$670,921
107,500	ABB, Ltd.(a)	3,043,624
18,700	Adecco S.A.	924,605
37,400	Adidas AG	2,356,141
12,775	Allianz AG	2,245,149
4,200	Alstom(b)	962,995
21,700	Anglo American PLC	1,523,888
13,450	ArcelorMittal — Class A	1,322,519
193,500	Aviva PLC	1,918,148
67,000	AXA	1,974,030
79,200	Banco Bilbao Vizcaya Argentaria S.A.	1,508,920
61,000	Banco Popular Espanol S.A.	840,535
141,100	Banco Santander Central Hispano S.A.	2,574,004
109,000	Barclays PLC	618,334
11,200	Beiersdorf AG	822,881
41,970	BHP Billiton PLC	1,609,357
21,300	Bilfinger Berger AG	1,844,495
19,200	BIM Birlesik Magazalar A.S.	734,358
27,050	BNP Paribas	2,434,734
25,400	Buzzi Unicem S.p.A.	633,083
53,100	Capita Group PLC	724,267
18,400	Coca-Cola Hellenic Bottling Co. S.A.	500,565
60,500	Commerzbank AG	1,800,019
5,500	Continental AG	561,981
49,850	CRH PLC	1,448,687
73,300	Diageo PLC	1,342,781
96,434	Epcos AG	1,565,907
45,700	Eurasian Natural Resource Corp.(a)	1,203,943
13,800	FLSmidth & Co. A/S	1,507,928
4,600	Fresenius SE	398,828
9,000	Fugro N.V.	766,294
66,300	Gerry Weber International AG	2,099,007
20,100	Getinge AB — Class B	490,211
13,200	GFK AG	587,721
229,100	HSBC Holdings PLC	3,527,151
61,700	IAWS Group PLC	1,542,671
9,265	Imerys S.A.	668,972
72,250	Inchcape PLC	457,249
83,300	ING Groep N.V.(b)	2,633,508
3,400	K+S AG	1,950,457
12,800	KBC Groep N.V.	1,414,800
43,600	Kloeckner & Co. AG	2,485,801
104,840	Koninklijke Ahold N.V.	1,405,313
11,000	Krones AG	940,228
13,100	Kuehne & Nagel International AG	1,239,844
20,520	Lafarge S.A.	3,128,751
11,500	Leoni AG	492,472
83,400	Lloyds TSB Group PLC	511,619
17,200	Lonza Group AG	2,377,589
12,200	LUKOIL — ADR(b)*	1,223,050
111,765	Man Group PLC	1,380,503
5,600	Merck KGaA	793,934
9,500	Muenchener Rueckversicherungs-Gesellschaft AG	1,666,237
14,560	National Bank of Greece S.A.	655,239
111,850	Nestle S.A.	5,041,717
12,100	Nokian Renkaat Oyj	573,874
21,900	Nutreco Holding N.V.	1,472,741
54,100	Ordina N.V.	724,594
12,700	Oriflame Cosmetics S.A.	811,833
12,700	Pernod Ricard S.A.(b)	1,295,852
41,300	Prosegur Compania de Seguridad S.A.	1,787,011
140,600	Prudential PLC	1,482,834
12,400	Raiffeisen International Bank Holding AG	1,575,291
110,410	Rexam PLC	848,073
17,360	Rio Tinto PLC	2,090,361
98,900	Royal Dutch Shell PLC — Class B	3,959,787
35,300	Saab AB	885,059
16,200	Saipem S.p.A.	757,080
5,200	Salzgitter AG	951,668
38,800	SAP AG	2,023,178
30,000	Seadrill, Ltd.	916,071
13,000	Siemens AG	1,432,875
8,300	Software AG	500,700
34,700	Solarworld AG(b)	1,642,952
16,600	SSAB Svenskt Stal AB — Series A	532,547
21,700	Swiss Re	1,438,884
3,970	Syngenta AG	1,286,487
48,000	Telefonaktiebolaget LM Ericsson — Class B	499,280
33,900	Telefonica S.A.	897,039
82,005	Temenos Group AG(a)	2,524,009
229,900	Tesco PLC	1,681,357
26,900	TGS Nopec Geophysical Co. ASA(a)	373,468
22,000	TKH Group N.V.	483,131
41,000	Total S.A.	3,489,534
47,900	United Internet AG	941,366
15,700	Vestas Wind Systems A/S(a)	2,044,351
5,900	Vienna Insurance Group	388,740
10,350	Wimm-Bill-Dann Foods OJSC — ADR(a)(b)*	1,089,027
65,400	Wirecard AG(a)	833,082
17,300	Yara International ASA	1,528,490
50,000	YIT Oyj	1,248,431
4,750	Zurich Financial Services AG	1,210,856

Total Common Stocks (Cost $132,912,635)		129,319,878
Rights (0.0%)
23,357	Barclays PLC	0

Total Rights (Cost $0)		0

Short-Term Investments (0.2%)
$465	Brown Brothers Harriman Time Deposit – Euro, 3.05%, 07/01/08#*	465
10	Brown Brothers Harriman Time Deposit – Norwegian Kroner, 4.75%, 07/01/08#*	10
40	Brown Brothers Harriman Time Deposit – Swiss Frank, 1.18%, 07/01/08#*	40
306,823	Brown Brothers Harriman Time Deposit – U.S. Dollar, 1.60%, 07/01/08#*	306,823

Total Short-Term Investments (Cost $307,338)		307,338

Other Securities (7.0%)
9,224,029	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%*	9,224,029

Total Other Securities (Cost $9,224,029)		9,224,029

Total Investments 106.3% (Cost $142,444,002)		138,851,245

Liabilities Less Other Assets (6.3)%		(8,285,177)

Net Assets 100.0%		$130,566,068

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

*	All securities were fair valued (Note 2) as of June 30, 2008 unless noted with a *. Total value of securities fair valued was $127,007,801.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Common Stocks (101.5%)
152,200	ABB, Ltd.(a)	$4,309,206
1,332,000	Acer, Inc.	2,620,814
42,800	Adidas AG	2,696,332
19,520	Allianz AG	3,430,553
34,200	Anglo American PLC	2,401,704
14,900	ArcelorMittal — Class A	1,465,095
576,000	Asustek Computer, Inc.	1,564,732
21,600	Atwood Oceanics, Inc.(a)*	2,685,744
346,800	Aviva PLC	3,437,796
105,500	AXA	3,108,361
88,000	Banco Bilbao Vizcaya Argentaria S.A.	1,676,578
102,800	Banco Popular Espanol S.A.	1,416,508
156,400	Banco Santander Central Hispano S.A.	2,853,113
6,334,000	Bank of China, Ltd. — Class H	2,821,203
17,600	Bank of Nova Scotia*(b)	805,760
132,300	Barclays PLC	750,510
21,500	Beiersdorf AG	1,579,637
109,500	BHP Billiton PLC	4,198,822
36,774	Bilfinger Berger AG	3,184,481
40,100	BNP Paribas	3,609,347
219,600	Bombardier, Inc. — Class B*	1,596,268
149,900	Brasil Telecom Participacoes S.A.*	2,207,438
39,800	Canadian National Railway Co.*	1,912,305
693,076	Cemex S.A.B de C.V.*	1,715,887
1,904,000	Chaoda Modern Agriculture Holdings, Ltd.	2,408,879
3,570,000	China Agri-Industries Holdings, Ltd.(a)	2,610,204
615,000	China Coal Energy Co. — Class H	1,077,393
2,833,000	China Construction Bank Corp. — Class H	2,286,080
1,200,000	China Green Holdings, Ltd.	1,429,528
335,000	China Mobile, Ltd.	4,496,797
942,000	China Shipping Development Co., Ltd.	2,838,298
12,600	Coca-Cola Hellenic Bottling Co. S.A.	342,778
77,900	Commerzbank AG	2,317,710
65,200	Companhia de Saneamento Basico do Estado de Sao Paulo*	1,663,971
78,000	Companhia Vale do Rio Doce — Class A*	2,319,169
39,600	CRH PLC	1,150,813
3,415,000	CSE Global, Ltd.	2,646,572
8,210	DC Chemical Co., Ltd.	2,764,979
91,800	Energy Resources of Australia, Ltd.(b)	2,016,320
65,100	Eurasian Natural Resource Corp.(a)	1,715,026
17,750	FLSmidth & Co. A/S	1,939,545
9,400	Fresenius SE	814,997
10,200	Fugro N.V.	868,467
60,900	Gerry Weber International AG	1,928,048
608,000	Hon Hai Precision Industry Co., Ltd.	2,990,290
191,100	HSBC Holdings PLC	2,942,115
7,400	Hyundai Heavy Industries Co., Ltd.	2,288,504
17,500	Hyundai Motor Co., Ltd.	1,186,243
104,200	IAWS Group PLC	2,605,288
360,000	Indo Tambangraya Megah PT	1,315,306
107,400	Industrial Bank of Korea	1,637,806
107,400	ING Groep N.V.(b)	3,395,424
1,327,000	Jaya Holdings, Ltd.	1,558,083
17,700	Jindal Steel & Power, Ltd.	724,113
5,930	K+S AG	3,401,826
13,800	KBC Groep N.V.	1,525,331
77,900	Kloeckner & Co. AG	4,441,373
1,202,000	KNM Group Bhd.	2,341,034
289,100	Korean Reinsurance Co.	3,324,807
25,330	Lafarge S.A.	3,862,147
1,446,000	Lenovo Group, Ltd.	983,747
7,900	LG Electronics, Inc.	893,481
822,000	Li & Fung, Ltd.	2,480,430
468,000	Li Ning Co., Ltd.	1,084,576
31,100	Lonza Group AG	4,299,012
19,700	LUKOIL — ADR(b)*	1,974,925
1,932,000	Maanshan Iron & Steel Co., Ltd. — Class H	1,126,110
160,275	Man Group PLC	1,979,691
87,100	Manulife Financial Corp.*	3,046,877
64,000	Matsumotokiyoshi Holdings Co., Ltd.	1,372,730
7,100	Merck KGaA	1,006,595
151,000	Meritz Fire & Marine Insurance Co., Ltd.	1,456,842
170,000	Mitsui & Co., Ltd.	3,752,615
11,200	Muenchener Rueckversicherungs-Gesellschaft AG	1,964,406
311,000	NEC Corp.	1,633,123
187,200	Nestle S.A.	8,438,172
2,300	Nintendo Co., Ltd.	1,304,453
24,300	Nutreco Holding N.V.	1,634,137
467,000	Orient Overseas International, Ltd.	2,339,130
169,200	Petroleo Brasiliero S.A.*	4,879,835
19,000	Potash Corp. of Saskatchewan, Inc.*	4,409,290
657,000	Powertech Technology, Inc.	2,297,446
48,200	Precision Drilling Corp.*	1,300,275
46,800	Prosegur Compania de Seguridad S.A.	2,024,991
159,200	Prudential PLC	1,678,999
4,013,000	Raffles Education Corp., Ltd.	3,338,048
17,140	Raiffeisen International Bank Holding AG	2,177,459
17,600	Research In Motion, Ltd.*	2,066,455
27,550	Rio Tinto PLC	3,317,365
57,200	Rogers Communications, Inc. — Class B*	2,219,769
19,300	Royal Bank of Canada*(b)	867,686
18,700	Saipem S.p.A.	873,914
7,550	Salzgitter AG	1,381,749
7,180	Samsung Electronics Co., Ltd.	4,290,223
68,300	Samsung Heavy Industries Co., Ltd.	2,432,589
48,900	SAP AG	2,549,830
25,000	Shoppers Drug Mart Corp.*	1,370,659
9,006,000	Shougang Concord International Enterprises Co., Ltd.	2,944,770
12,000	Siemens AG	1,322,654
3,126,000	SinoPac Financial Holdings Co., Ltd.	1,353,090
39,300	Solarworld AG(b)	1,860,750
260	Sumitomo Mitsui Financial Group, Inc.	1,955,530
41,500	Sun Life Financial, Inc.*	1,707,794
29,000	Swiss Re	1,922,933
1,302,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,766,930
118,800	Temenos Group AG(a)(b)	3,656,512
182,700	Tesco PLC	1,336,163
20,300	Teva Pharmaceutical Industries, Ltd. - ADR(b)*	929,740
41,555	Total S.A.	3,536,771
41,700	Toyota Motor Corp.	1,968,685
17,945	Transocean, Inc.(a)(b)*	2,734,639
99,000	UniCredito Italiano S.p.A.	602,147
22,100	Vestas Wind Systems A/S(a)	2,877,717
13,250	Wimm-Bill-Dann Foods OJSC — ADR(a)(b)*	1,394,165
2,922	Works Applications Co., Ltd.	3,691,258
714,000	Yanzhou Coal Mining Co., Ltd.	1,331,211
20,200	Yara International ASA	1,784,711
80,200	YIT Oyj	2,002,483
6,510	Zurich Financial Services AG	1,659,510

Total Common Stocks (Cost $281,178,223)		268,811,255
Schedule of Investments

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2008 (Unaudited)

Shares or Principal Amount		Value

Rights (0.0%)
28,350	Barclays PLC	$0

Total Rights (Cost $0)		0

Short-Term Investments (0.0%)
$2,884	Brown Brothers Harriman Time Deposit – Euro, 3.05%, 07/01/08#*	2,884

Total Short-Term Investments (Cost $2,884)		2,884

Other Securities (6.6%)
17,360,622	Brown Brothers Harriman Securities Lending Investment Fund, 2.70%*	17,360,622

Total Other Securities (Cost $17,360,622)		17,360,622

Total Investments 108.1% (Cost $298,541,729)		286,174,761

Liabilities Less Other Assets (8.1)%		(21,409,654)

Net Assets 100.0%		$264,765,107

The accompanying notes are an integral part of this Schedule of Investments.

(a)	Non-income producing security.

(b)	All or a portion of the security was on loan as of June 30, 2008.

*	All securities were fair valued (Note 2) as of June 30, 2008 unless noted with a *. Total value of securities fair valued was $225,002,604.

#	BBH Time Deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2008.

ADR	American Depositary Receipt
Schedule of Investments

Notes to Schedules of Investments
June 30, 2008 (unaudited)

1. Organization

The ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”) and ICON International Equity Fund (“International Equity Fund”) are series funds (individually a “Fund” and collectively, the “Funds”). The Funds are part of the ICON Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. The Asia-Pacific Region Fund and the Europe Fund offer five classes of shares, Class S, Class I, Class C, Class Z and Class A. The International Equity Fund offers six classes of shares, Class S, Class I, Class C, Class Z, Class A, and Class Q. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs and transfer agent costs and that each Class has exclusive voting rights with respect to its distribution plan. There are 14 other active funds within the Trust. Those Funds are covered by separate prospectuses and shareholder reports.

Each Fund is authorized to issue an unlimited number of no par shares. The Funds primarily invest in foreign securities; the Asia-Pacific Region Fund and the Europe Fund primarily invest in companies whose principal business activities fall within specific regions. The investment objective of each Fund is long-term capital appreciation.

The Funds may have elements of risk, including the loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and tend to be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there is less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap

 Notes to Schedules of Investments

investing, including limited product lines, less liquidity, and small market share.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the schedules of investments. The preparation of the schedules of investments in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets are valued at the closing price at the close of the regular trading session of the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern time) each day the NYSE is open, except that (a) securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day; and (b) foreign securities in the Funds traded in countries outside of the Western Hemisphere are fair valued daily based on procedures established by the Funds’ Board of Trustees (“Board”) to avoid stale prices and to take into account, among other things, any significant events occurring after the close of a foreign market in those regions.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Board or pursuant to procedures approved by the Board.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes from dealers making a market for the security. Options are valued at their closing mid-price on the principal market where the option is traded. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is a matrix system which considers such factors as security prices, yields, maturities and ratings. Short-term securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes and securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value. The valuation assigned to fair-valued securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management does not believe the adoption of

 Notes to Schedules of Investments

SFAS No. 157 will impact the financial statement amounts, however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period. Management intends to adopt SFAS No. 157 during the fiscal year ending September 30, 2009 as required.

Repurchase Agreements

Repurchase agreements, if held by the Funds, are fully collateralized by U.S. Government securities and such collateral is in the possession of the Funds’ custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. No repurchase agreements were purchased or sold by the Funds during the period ended June 30, 2008.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. The Funds did not enter into any forward foreign currency contracts during the period ended June 30, 2008.

Futures Contracts

The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts during the period ended June 30, 2008.

Options Transactions

Each Fund may write call and put options on any security in which it may invest. When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security, and the

Notes to Schedules of Investments

proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may also purchase put and call options on any security in which it may invest. When a Fund purchases a call or put option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The Funds did not enter into any option transactions during the period ended June 30, 2008.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. Brown Brothers Harriman (the “Lending Agent”) may invest the cash collateral in the Securities Lending Investment Fund of Brown Brothers Harriman Trust, which complies with Rule 2a-7 of the 1940 Act relating to money market funds.

The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments.

Notes to Schedules of Investments

Notes to Schedules of Investments (unaudited) (continued)

As of June 30, 2008, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Asia-Pacific Region Fund	$2,290,029	$2,400,345
ICON Europe Fund	7,379,182	9,224,029
ICON International Equity Fund	15,053,309	17,360,622

The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2008.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryovers. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109” (“FIN 48”), in June 2006. FIN 48 permits the recognition of tax benefits of an uncertain tax position only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The funds did not record any liabilities for unrecognized tax benefits in connection with the adoption of FIN 48. At June 30, 2008, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2005-2007, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Notes to Schedules of Investments

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industries	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Aerospace & Defense					10.2%				2.8%
Air Freight & Logistics					5.6%
Alternative Carriers									1.5%
Aluminum								6.0%
Apparel Accessories & Luxury Goods	13.7%
Apparel Retail	20.4%
Application Software						2.2%
Asset Management & Custody Banks			5.8%
Auto Parts & Equipment	3.9%
Automotive Retail	8.7%
Biotechnology				20.6%
Brewers							6.4%
Broadcasting & Cable TV							8.2%
Building Products					7.0%
Coal & Consumable Fuels		1.6%
Communications Equipment						13.6%			1.9%
Computer & Electronics Retail	4.7%						0.7%
Computer Hardware						13.7%
Computer Storage & Peripherals						2.4%
Construction & Farm Machinery & Heavy Trucks					8.9%
Construction Materials								5.3%
Consumer Electronics	0.6%
Consumer Finance			15.3%
Data Processing & Outsourced Services			6.0%			8.1%
Department Stores	4.0%
Distributors	0.6%						3.6%
Diversified Banks			14.0%
Diversified Chemicals								10.4%
Diversified Metals & Mining								12.2%
Drug Retail				2.7%			3.6%
Education Services	3.8%
Electric Utilities									27.6%
Electrical Components & Equipment					7.4%
Electronic Equipment Manufacturers						2.4%
Electronic Manufacturing Services						2.7%

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industries	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Environmental & Facilities Services					0.4%
Fertilizers & Agricultural Chemicals							4.7%	30.7%
Food Retail							3.9%
Footwear	2.8%
General Merchandise Stores	6.5%
Health Care Distributors				16.9%
Health Care Equipment				7.2%
Health Care Facilities				2.5%
Health Care Services				13.6%
Home Entertainment Software						1.8%	1.1%
Home Furnishing Retail	3.9%
Home Furnishings	3.4%
Home Improvement Retail	7.9%
Homebuilding	1.5%
Hotels Resorts & Cruise Lines							2.6%
Household Products				2.0%			7.5%
Human Resource & Employment Services					2.3%
Hypermarkets & Super Centers							6.2%
Independent Power Producers & Energy Traders									5.2%
Industrial Conglomerates		2.2%			11.7%
Industrial Gases								6.5%
Industrial Machinery		1.5%		1.8%	8.1%
Integrated Oil & Gas		36.7%
Integrated Telecommunication Services									38.9%
Internet Retail	3.4%
Internet Software & Services						10.7%
Investment Banking & Brokerage			9.5%
IT Consulting & Other Services						6.8%
Leisure Facilities							3.0%
Leisure Products							7.2%
Life & Health Insurance			9.3%	1.9%
Life Sciences Tools & Services				5.6%
Marine					4.7%
Metal & Glass Containers								2.7%
Mortgage REITS			7.5%

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Sector Funds
							ICON
	ICON					ICON	Leisure and		ICON
	Consumer	ICON	ICON	ICON	ICON	Information	Consumer	ICON	Telecommunication
Industries	Discretionary Fund	Energy Fund	Financial Fund	Healthcare Fund	Industrials Fund	Technology Fund	Staples Fund	Materials Fund	& Utilities Fund
Motorcycle Manufacturers	2.0%						1.4%
Movies & Entertainment							9.6%
Multi-Line Insurance			2.4%
Multi-Utilities									14.3%
Office Electronics						2.2%
Office Services & Supplies						1.4%
Oil & Gas Drilling		16.8%						0.7%
Oil & Gas Equipment & Services		26.5%
Oil & Gas Exploration & Production		5.9%
Oil & Gas Storage & Transportation		6.0%
Other Diversified Financial Services			15.7%
Packaged Foods & Meats							6.0%
Paper Packaging								3.9%
Personal Products							1.9%
Pharmaceuticals				21.6%
Property & Casualty Insurance			5.0%
Publishing							1.0%
Railroads		1.4%			11.4%			2.0%
Regional Banks			2.1%
Restaurants							13.2%
Semiconductor Equipment						1.8%
Semiconductors						18.8%
Soft Drinks							3.2%
Specialized Consumer Services	1.5%
Specialized Finance			2.0%
Specialty Chemicals								7.4%
Specialty Stores	3.5%						0.7%
Steel								9.7%
Systems Software				1.1%		10.6%
Thrifts & Mortgage Finance			3.3%
Tobacco							1.7%
Trading Companies & Distributors					11.8%
Trucking					9.2%			1.8%
Water Utilities									0.7%
Wireless Telecommunication Services									4.8%

Total	96.8%	98.6%	97.9%	97.5%	98.7%	99.2%	97.4%	99.3%	97.7%

Percentages are based upon net assets.

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Diversified & International Funds
					ICON
	ICON	ICON	ICON	ICON	ASIA –		ICON
	CORE	EQUITY	INCOME	LONG/	PACIFIC	ICON	INTERNATIONAL
	EQUITY	INCOME	OPPORTUNITY	SHORT	REGION	EUROPE	EQUITY
Industries	FUND	FUND *	FUND	FUND **	FUND	FUND	FUND
Aerospace & Defense			0.6%	0.7%		0.7%	0.6%
Agricultural Products					4.4%	1.1%	3.0%
Air Freight & Logistics	2.2%	1.8%	0.8%	1.6%
Apparel Accessories & Luxury Goods	1.7%	1.7%	1.6%	1.6%	1.1%	3.4%	1.7%
Apparel Retail	1.6%	1.2%	2.6%	4.3%	1.4%
Application Software					1.8%	3.4%	3.8%
Asset Management & Custody Banks		1.6%	0.8%			1.1%	0.8%
Auto Parts & Equipment	1.2%		0.4%
Automobile Manufacturers					4.5%		1.2%
Automotive Retail		0.9%
Broadcasting & Cable TV	1.8%		1.7%	1.6%
Building Products	2.1%	0.7%	0.4%	0.7%	0.6%
Coal & Consumable Fuels					3.0%		2.2%
Commercial Printing				0.9%
Communications Equipment	3.1%	1.3%	2.6%	0.9%		0.8%	0.8%
Computer Hardware	3.2%	2.4%	3.0%	2.3%	4.1%		2.0%
Computer Storage & Peripherals	0.7%	0.7%	1.1%		1.6%		0.6%
Construction & Engineering						3.6%	2.7%
Construction & Farm Machinery & Heavy Trucks	2.1%		2.2%	2.4%	3.6%		1.8%
Construction Materials			0.9%			4.5%	2.6%
Consumer Electronics					1.2%		0.3%
Consumer Finance	3.0%	0.8%	2.6%	2.8%	0.4%
Data Processing & Outsourced Services	2.7%	1.4%	2.6%	3.4%
Department Stores			0.8%
Distillers & Vintners						2.0%
Distributors		0.7%			1.5%	0.4%	0.9%
Diversified Banks	3.5%	3.2%	1.5%	1.9%	11.0%	13.5%	11.9%
Diversified Capital Markets	0.7%		0.4%
Diversified Chemicals		1.4%			2.2%		1.0%
Diversified Commercial & Professional Services		0.7%		0.4%		2.4%	0.8%
Diversified Metals & Mining	1.2%	0.6%	1.2%	3.3%	4.4%	4.9%	5.4%
Drug Retail	0.5%		0.8%		1.6%		1.0%
Education Services					1.9%		1.3%
Electric Utilities	1.0%	2.4%	3.8%
Electrical Components & Equipment	1.2%	0.4%	1.0%	0.5%	0.8%	1.7%	0.7%
Electronic Equipment Manufacturers			0.3%		0.5%	1.2%
Electronic Manufacturing Services	1.3%	1.0%	1.2%		1.5%		1.1%

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Diversified & International Funds
					ICON
	ICON	ICON	ICON	ICON	ASIA –		ICON
	CORE	EQUITY	INCOME	LONG/	PACIFIC	ICON	INTERNATIONAL
	EQUITY	INCOME	OPPORTUNITY	SHORT	REGION	EUROPE	EQUITY
Industries	FUND	FUND *	FUND	FUND **	FUND	FUND	FUND
Fertilizers & Agricultural Chemicals	3.1%	0.9%	2.0%	2.4%	1.2%	3.7%	3.7%
Food Distributors			0.7%	0.9%
Food Retail			0.7%			3.0%	0.5%
Footwear	1.2%	1.3%	0.7%	1.2%
Forest Products					0.6%
General Merchandise Stores			0.4%	2.3%
Health Care Distributors		0.9%
Health Care Equipment		1.0%	1.0%			0.4%
Health Care Services	1.0%		0.4%	1.1%		0.3%	0.3%
Health Care Supplies		0.8%
Heavy Electrical Equipment						4.6%	2.7%
Home Entertainment Software	0.9%			1.2%	2.1%		0.5%
Home Furnishing Retail	1.6%	0.5%	1.1%	1.0%	0.5%
Home Furnishings		0.4%
Home Improvement Retail	1.4%	1.5%	1.6%		0.5%
Homebuilding	1.0%	0.6%	0.4%	1.8%
Household Appliances	0.8%	0.5%
Household Appliances
Household Products		1.1%	0.9%
Housewares & Specialties					0.5%
Human Resource & Employment Services			0.7%			1.3%
Hypermarkets & Super Centers			1.2%
Independent Power Producers & Energy Traders			0.3%
Industrial Conglomerates	1.7%	0.5%				1.1%	0.5%
Industrial Gases	1.0%
Industrial Machinery		1.3%	2.8%	1.9%		0.7%
Integrated Oil & Gas	2.3%
Integrated Oil & Gas			2.9%
Integrated Oil & Gas		3.6%
Integrated Oil & Gas				2.2%
Integrated Oil & Gas						6.6%
Integrated Oil & Gas							3.8%
Integrated Telecommunication Services	2.0%	3.2%	1.3%	2.0%	1.0%	0.7%	0.8%
Internet Retail					1.3%
Internet Software & Services			1.6%		0.8%	0.7%
Investment Banking & Brokerage	1.6%		2.4%
IT Consulting & Other Services	2.6%		2.6%	3.6%	1.4%	0.6%	1.0%
Leisure Products		0.8%	0.8%		1.4%		0.4%
Life & Health Insurance	3.8%	1.6%	1.0%	4.5%		1.1%	2.4%
Life Sciences Tools & Services						1.8%	1.6%
Marine	2.2%	2.5%	2.2%	3.7%	4.3%	1.4%	2.6%
Metal & Glass Containers		0.7%	0.9%			0.6%
Mortgage REITS	1.7%	3.3%	0.3%	3.9%

ICON Funds Industry Composition
June 30, 2008 (Unaudited)

	Diversified & International Funds
					ICON
	ICON	ICON	ICON	ICON	ASIA –		ICON
	CORE	EQUITY	INCOME	LONG/	PACIFIC	ICON	INTERNATIONAL
	EQUITY	INCOME	OPPORTUNITY	SHORT	REGION	EUROPE	EQUITY
Industries	FUND	FUND *	FUND	FUND **	FUND	FUND	FUND
Motorcycle Manufacturers	1.0%	0.8%
Movies & Entertainment			0.5%
Multi-Line Insurance				1.6%		5.9%	4.4%
Multi-Utilities		1.8%
Office Electronics		0.9%	0.7%	1.7%	0.9%
Office Services & Supplies		0.4%
Oil & Gas Drilling	4.6%		3.0%	6.1%		0.7%	2.5%
Oil & Gas Equipment & Services	4.1%		3.4%	4.3%	1.2%	1.5%	1.5%
Oil & Gas Exploration & Production		2.3%
Oil & Gas Refining & Marketing					1.0%
Oil & Gas Storage & Transportation		3.2%	1.4%	0.9%
Other Diversified Financial Services	1.7%	3.3%	2.4%	2.7%	0.3%	2.0%	1.3%
Packaged Foods & Meats	1.7%	0.8%				5.9%	4.7%
Paper Packaging		1.4%		0.6%
Personal Products						1.2%	0.6%
Pharmaceuticals	1.1%	1.2%	1.9%		1.3%	0.6%	0.8%
Photographic Products					0.7%
Property & Casualty Insurance		1.0%			1.5%		0.6%
Railroads	3.6%	3.3%	3.1%	5.1%	1.0%		0.7%
Regional Banks		0.8%			0.5%
Reinsurance					1.4%	2.4%	2.7%
Restaurants	1.8%	1.7%	0.5%	2.6%
Semiconductors	4.0%	4.0%	4.4%	2.3%	4.8%		3.5%
Soft Drinks		0.5%				0.4%	0.1%
Specialty Chemicals	0.9%	0.6%	0.5%		1.1%
Specialty Stores					1.2%
Steel	1.6%	0.6%	0.5%		4.0%	2.1%	2.9%
Systems Software	1.5%	0.8%	1.7%			0.4%
Thrifts & Mortgage Finance		1.0%
Tires & Rubber						0.8%
Trading Companies & Distributors	3.3%	1.8%	1.6%	2.1%	4.5%	1.9%	3.1%
Trucking	3.1%	1.0%	2.8%	2.7%
Water Utilities							0.6%
Wireless Telecommunication Services		0.8%	1.2%	1.2%	4.1%		2.5%

Total	98.7%	85.9%	95.4%	96.9%	98.2%	99.1%	101.5%

Percentages are based upon net assets unless otherwise noted.

*	Percentages are based upon common stock positions as a percentage of net assets.

**	Percentages are based upon long positions as a percentage of net assets.

ICON Funds Country Composition
June 30, 2008

	International Funds
	ICON		ICON
	Asia-Pacific	ICON	International
Country	Region Fund	Europe Fund	Equity Fund
Australia	5.6%		0.8%
Austria		1.5%	0.8%
Bahamas
Belgium		1.1%	0.6%
Bermuda	1.2%	0.7%
Brazil			4.2%
British Virgin Islands
Canada			8.0%
Cayman Islands	2.5%		1.4%
Czech Republic
China	4.6%		3.3%
Denmark		3.2%	1.8%
Finland		1.4%	0.8%
France		10.7%	5.3%
Germany		23.7%	12.8%
Greece		0.9%	0.1%
Hong Kong	16.6%		8.5%
Hungary
India	0.4%		0.3%
Indonesia	0.6%		0.5%
Ireland		2.3%	1.4%
Israel			0.4%
Italy		1.1%	0.6%
Japan	28.0%		5.9%
Kazakstan		0.9%	0.6%
Luxembourg
Malaysia	1.8%		0.9%
Mexico			0.6%
Netherlands		6.7%	2.8%
New Zealand
Norway		1.5%	0.7%
Philippines	1.0%
Poland
Portugal
Russia		1.8%	1.3%
Singapore	5.0%		2.8%
South Korea	17.2%		7.7%
Spain		5.8%	3.0%
Sweden		2.5%
Switzerland		14.6%	9.2%
Taiwan	12.7%		5.1%
Thailand	1.0%
Turkey		0.6%
United Kingdom		18.1%	8.3%
United States of America			1.0%

Total	98.2%	99.1%	101.5%

Percentages are based upon net assets.

ICON Funds Sector Composition
June 30, 2008

	Diversified & International Funds

		ICON		ICON	ICON	ICON		ICON
	ICON	Core	ICON	Income	Long/Short	Asia-Pacific	ICON	International
Sector	Bond Fund	Equity Fund	Equity Income Fund*	Opportunity Fund	Fund**	Region Fund	Europe Fund	Equity Fund
Consumer Discretionary	NA	11.5%	9.8%	9.6%	12.2%	15.6%	4.6%	5.4%
Energy	NA	11.1%	9.1%	10.7%	13.5%	5.2%	8.8%	10.0%
Financial	NA	16.0%	18.1%	11.4%	17.4%	15.1%	26.0%	24.1%
Healthcare	NA	2.1%	3.9%	3.3%	1.1%	1.3%	3.1%	2.7%
Industrials	NA	21.4%	13.7%	18.2%	22.7%	14.8%	19.4%	16.2%
Information Technology	NA	20.0%	12.1%	21.8%	15.4%	19.5%	7.1%	13.3%
Leisure and Consumer Staples	NA	5.8%	4.4%	7.8%	5.1%	8.1%	13.6%	10.3%
Materials	NA	7.8%	6.2%	6.0%	6.3%	13.5%	15.8%	15.6%
Telecommunication and Utilities	NA	3.0%	8.6%	6.6%	3.2%	5.1%	0.7%	3.9%

Total		98.7%	85.9%	95.4%	96.9%	98.2%	99.1%	101.5%

Percentages are based upon net assets unless otherwise noted.

*	Percentages are based upon common stock positions as a percentage of net assets.

**	Percentages are based upon long positions as a percentage of net assets.

ICON BOND FUND
CREDIT QUALITY DIVERSIFICATION
June 30, 2008 (Unaudited)

Industries

Aaa	11.0%
Aa1	7.9%
Aa2	7.4%
Aa3	23.9%
A1	4.5%
A2	10.4%
A3	5.6%
Baa1	6.0%
Baa2	4.3%
Baa3	4.1%
Ba1	2.7%
Ba2	0.5%
Ba3	2.6%
B1	3.8%
B2	3.8%
Not Rated	0.2%
Percentages are based upon total investments less short-term investments. Ratings based on Moody’s.

As of June 30, 2008, book cost for financial reporting purposes is substantially the same for federal income tax purposes and differs from fair value by net unrealized appreciation / (depreciation) of securities as follows:

		Unrealized	Unrealized	Net Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
ICON Consumer Discretionary Fund	$113,870,030	$2,671,936	$(8,609,676)	$(5,937,740)
ICON Energy Fund	639,931,136	194,116,202	(2,476,590)	191,639,612
ICON Financial Fund	182,272,602	7,053,759	(30,727,468)	(23,673,709)
ICON Healthcare Fund	202,967,016	16,267,898	(14,860,721)	1,407,177
ICON Industrials Fund	165,884,171	10,329,057	(12,555,443)	(2,226,386)
ICON Information Technology Fund	194,553,857	15,197,388	(7,620,186)	7,577,202
ICON Leisure and Consumer Staples Fund	46,939,914	2,483,298	(3,392,732)	(909,434)
ICON Materials Fund	195,676,523	31,352,830	(11,424,904)	19,927,926
ICON Telecommunication & Utilities Fund	72,359,930	6,649,302	(4,245,132)	2,404,170
ICON Asia-Pacific Region Fund	141,131,658	6,268,314	(11,937,033)	(5,668,719)
ICON Europe Fund	142,500,867	8,487,333	(12,136,955)	(3,649,622)
ICON International Equity Fund	298,662,228	12,500,346	(24,987,813)	(12,487,467)
ICON Bond Fund	115,279,349	291,919	(1,894,170)	(1,602,251)
ICON Core Equity Fund	162,840,964	14,938,913	(8,383,656)	6,555,257
ICON Equity Income Fund	115,126,655	9,138,633	(9,924,210)	(785,577)
ICON Income Opportunity Fund	103,399,201	8,453,189	(15,776,838)	(7,323,649)
ICON Long/Short Fund	207,654,923	20,833,301	(16,417,587)	4,415,714

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 25, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 25, 2008

By (Signature and Title)*	/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer and Principal Accounting Officer)
Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.